As filed with the Securities and Exchange Commission on February 28, 2014

1933 Act File No. 333-104972
1940 Act File No. 811-21339

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.   ☐

  Post-Effective Amendment No. 17  ☒

  and

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940  ☒

  Amendment No. 18  ☒

Morgan Stanley Institutional Liquidity Funds

(a Massachusetts business trust)

(Exact Name of Registrant)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 296-6969

Joseph C. Benedetti, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of rule 485.

Amending the Prospectus and Updating Financial Statements

  If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Institutional Class Portfolios

Prime Portfolio

Money Market Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Prospectus

February 28, 2014

Fund	Ticker Symbol
Prime Portfolio	MPFXX
Money Market Portfolio	MPUXX
Government Portfolio	MVRXX
Government Securities Portfolio	MUIXX
Treasury Portfolio	MISXX
Treasury Securities Portfolio	MSUXX
Tax-Exempt Portfolio	MTXXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses*	0.21%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

1

Prime Portfolio (Cont'd)

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.34%
Low Quarter	12/31/13	0.01%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 02/02/04
Prime Portfolio	0.08%	0.15%	1.84%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

2

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses*	0.22%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

3

Money Market Portfolio (Cont'd)

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.36%
Low Quarter	12/31/13	0.02%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 02/02/04
Money Market Portfolio	0.09%	0.18%	1.87%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

4

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses*	0.21%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

5

Government Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.33%
Low Quarter	9/30/11	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/09/04
Government Portfolio	0.05%	0.07%	1.78%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

6

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses*	0.34%
Fee Waiver and/or Expense Reimbursement*	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.03%
Low Quarter	3/31/13	0.00%

7

Government Securities Portfolio (Cont'd)

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.03%	0.25%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's

ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

8

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses*	0.21%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.33%
Low Quarter	12/31/11	0.00%

9

Treasury Portfolio (Cont'd)

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/09/04
Treasury Portfolio	0.03%	0.04%	1.64%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's

ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

10

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses*	0.22%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.04%
Low Quarter	6/30/10	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.02%	0.02%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Class shares of the Portfolio are available to investors who at the time of initial purchase make a

11

Treasury Securities Portfolio (Cont'd)

minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

12

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses*	0.25%
Fee Waiver and/or Expense Reimbursement*	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

13

Tax-Exempt Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.92%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 02/02/04
Tax-Exempt Portfolio	0.01%	0.09%	1.30%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the

Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that are generally not subject to federal income tax; however the Portfolio may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Portfolio's distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

14

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the

15

possibility of adverse political, economic or other developments affecting the issuers of these securities.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

16

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

17

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

18

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities

19

or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

20

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

21

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the United States. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

23

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Portfolio is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by

24

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

economic, business or political developments which might affect all municipal obligations in that particular economic sector. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the

Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

25

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations

Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities

The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation

The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of a Portfolio.

26

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Foreign Securities

Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.

Custodial Receipts

Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Additionally, the Dodd-Frank Act, including the Volcker Rule, among other regulatory changes, may affect the ability of bank-sponsored tender option bonds to continue to operate or remain cost-effective investments for a Portfolio.

Corporate Debt Obligations

Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Revenue Bonds

Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, there could be economic, business or political developments which might affect such municipal obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital

27

to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.

Asset-Backed Securities

Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by certain Portfolios may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies

The Portfolios may invest in investment companies, including money market funds and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to a Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than

28

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

advisory and administrative fees of affiliated money market funds.

Promissory Notes

Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes

Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Municipal Obligations

Certain Portfolios will purchase municipal obligations subject to any restraints set forth under Rule 2a-7 under the 1940 Act. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, each Portfolio may invest without limit in cash or cash equivalents and Tax-Exempt Portfolio may invest without limit in taxable money market securities for temporary defensive purposes that may be inconsistent with the Portfolios' principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not meet its investment objective.

29

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Share Class Arrangements

This Prospectus offers Institutional Class shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. For information regarding other share classes, contact the Fund or your financial intermediary.

Minimum Investment Amount

Institutional Class shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of Morgan Stanley & Co. LLC and its broker-dealer affiliates. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Distributor

Shares of the Portfolios are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of each Portfolio on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of a Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund's SAI.

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Pricing of Portfolio Shares

Institutional Class shares of the Portfolios may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order and State Street Bank and Trust Company (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Institutional Class shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be

30

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How to Purchase Shares

Institutional Class shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary.

Purchasing Shares Through a Financial Intermediary

You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a "Financial Intermediary"). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Investors purchasing Institutional Class shares through a Financial Intermediary may be charged transaction based or other fees by the Financial Intermediary for its services. If you are purchasing Institutional Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.

Purchasing Shares Directly From the Fund

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, and purchase Institutional Class shares of a Portfolio by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays

8:00 a.m.-6:00 p.m. EST) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Liquidity Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to 15 calendar days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase Institutional Class shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You must forward a completed New Account Application to the Transfer Agent in advance of the wire by following the instructions under "Initial Purchase by Mail." You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

*  For international investments into the US funds, BIC Code: SBOSUS33XXX must be referenced, as well as, the information listed above.

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your New Account Application and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity. For more information, call Morgan Stanley Services Company Inc. at 1-888-378-1630.

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You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Institutional Class shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "How to Purchase Shares."

General

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

How to Redeem Shares

You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Redemptions by Letter

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the account name, the account number, the name of the Portfolio and the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered, and whether you wish to receive the redemption proceeds by check or by wire to the bank account we have on file for you;

(b)  Any required signature guarantees if you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account; and

(c)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

Redemptions by Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open for business. To opt out of telephone privileges, please contact the Fund at 1-888-378-1630.

Redemptions by Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account, as set forth above under "How to Purchase

32

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

Shares." For more information, call the Fund at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

Redemption Proceeds

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of a Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange a Portfolio's Institutional Class shares for Institutional Class shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a Financial Intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." You may also send exchange requests to the Fund's transfer agent, Boston Financial Data Services ("BFDS"), by mail to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.

33

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone/Internet. If reasonable procedures are employed, none of Morgan Stanley, BFDS or the Fund will be liable for following telephone/Internet instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone/Internet privileges may be difficult to implement, although this has not been the case with the Fund in the past.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Portfolio. Distributions paid by the Portfolios are not expected to be eligible for lower tax rates applicable to qualified dividends.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."

34

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. With respect to taxable years of regulated investment companies beginning before January 1, 2014 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (currently, at a rate of 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

35

Morgan Stanley Institutional Liquidity Funds Prospectus

Fund Management

Adviser

Morgan Stanley Investment Management Inc. with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: "MS") is the direct parent of the Adviser and the indirect parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2013, the Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Portfolios' Annual Report to shareholders for the fiscal year ended October 31, 2013.

Advisory Fees

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets.

For the fiscal year ended October 31, 2013, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or affiliated rebates, if applicable) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)

Portfolio

Prime Portfolio	0.10%
Money Market Portfolio	0.09%
Government Portfolio	0.02%
Government Securities Portfolio	0.00%
Treasury Portfolio	0.02%
Treasury Securities Portfolio	0.01%
Tax-Exempt Portfolio	0.05%

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Class, if necessary, if such fees would cause the total annual operating expenses of such Portfolio's Institutional Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Portfolio, if any, the

Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it seems such action is appropriate.

Expense Cap Institutional Class
Prime Portfolio	0.20%
Money Market Portfolio	0.20%
Government Portfolio	0.20%
Government Securities Portfolio	0.20%
Treasury Portfolio	0.20%
Treasury Securities Portfolio	0.20%
Tax-Exempt Portfolio	0.20%

The Adviser and Administrator may also waive advisory fees, administration fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

36

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37

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Institutional Class shares of each Portfolio for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratios of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio
2013	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$—		$1.000	0.09%
2012	1.000	0.002	††	(0.000	)^	(0.002)		—		1.000	0.16
2011	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.12
2010	1.000	0.002	††	0.000	^	(0.002)		—		1.000	0.16 ^^
2009	1.000	0.005		0.000	^	(0.005)		—		1.000	0.45 ^^
Money Market Portfolio
2013	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$—		$1.000	0.10%
2012	1.000	0.002	††	(0.000	)^	(0.002)		—		1.000	0.17
2011	1.000	0.002	††	(0.000	)^	(0.002)		—		1.000	0.15
2010	1.000	0.002	††	0.000	^	(0.002)		—		1.000	0.18 ^^
2009	1.000	0.005		(0.000	)^	(0.005)		—		1.000	0.53 ^^
Government Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.05%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.04
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03
2010	1.000	0.001	††	0.000	^	(0.001)		—		1.000	0.06
2009	1.000	0.003		(0.000	)^	(0.003)		—		1.000	0.31
Government Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.02
2009	1.000	0.001		0.000	^	(0.001)		—		1.000	0.13
Treasury Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.03%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.02
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.04
2009	1.000	0.001		(0.000	)^	(0.001)		—		1.000	0.08
Treasury Securities Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.05
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.04
Tax-Exempt Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.06
2010	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.12
2009	1.000	0.004		0.000	^	(0.004)		—		1.000	0.39

38

This information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's report, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Prime Portfolio
2013	$25,176,395	0.16	%R	N/A	0.21	%R	0.09	%R	0.04	%R	N/A
2012	20,442,537	0.16	R	N/A	0.21	R	0.16	R	0.11	R	N/A
2011	11,960,009	0.16	R	N/A	0.21	R	0.13	R	0.08	R	N/A
2010	14,068,183	0.16	R	N/A	0.21	R	0.15	R	0.10	R	N/A
2009	11,996,876	0.21		0.16%	0.26		0.47		0.42		N/A
Money Market Portfolio
2013	$2,487,337	0.16	%R	N/A	0.22	%R	0.11	%R	0.05	%R	N/A
2012	3,265,136	0.16	R	N/A	0.22	R	0.17	R	0.11	R	N/A
2011	2,262,272	0.16	R	N/A	0.22	R	0.15	R	0.09	R	N/A
2010	3,069,495	0.16	R	N/A	0.22	R	0.16	R	0.10	R	N/A
2009	4,438,771	0.22		0.16%	0.27		0.56		0.51		N/A
Government Portfolio
2013	$21,692,448	0.08	%R	N/A	0.21	%R	0.04	%R	(0.09	)%R	N/A
2012	12,574,861	0.12	R	N/A	0.21	R	0.05	R	(0.04	)R	N/A
2011	5,781,753	0.14	R	N/A	0.22	R	0.03	R	(0.05	)R	N/A
2010	6,717,236	0.15	R	N/A	0.21	R	0.07	R	0.01	R	N/A
2009	8,395,247	0.19		0.16%	0.25		0.36		0.30		N/A
Government Securities Portfolio
2013	$64,687	0.09	%R	N/A	0.34	%R	0.01	%R	(0.24	)%R	N/A
2012	230,332	0.06	R	N/A	0.25	R	0.01	R	(0.18	)R	N/A
2011	593,158	0.11	R	N/A	0.25	R	0.01	R	(0.13	)R	N/A
2010	561,488	0.14	R	N/A	0.24	R	0.02	R	(0.08	)R	N/A
2009	637,586	0.19		0.16%	0.26		0.13		0.06		N/A
Treasury Portfolio
2013	$7,979,992	0.07	%R	N/A	0.21	%R	0.03	%R	(0.11	)%R	N/A
2012	6,139,734	0.11	R	N/A	0.21	R	0.02	R	(0.08	)R	N/A
2011	4,664,235	0.11	R	N/A	0.22	R	0.01	R	(0.10	)R	N/A
2010	4,792,695	0.15	R	N/A	0.21	R	0.04	R	(0.02	)R	N/A
2009	4,629,315	0.21		0.15%	0.27		0.10		0.04		N/A
Treasury Securities Portfolio
2013	$3,371,706	0.07	%R	N/A	0.22	%R	0.01	%R	(0.14	)%R	N/A
2012	3,010,813	0.05	R	N/A	0.21	R	0.01	R	(0.15	)R	N/A
2011	2,672,957	0.01	R	N/A	0.26	R	0.00	R§	(0.25	)R	N/A
2010	3,195	0.13	R	N/A	0.78	R	(0.01	)R	(0.66	)R	N/A
2009	33,422	0.11		N/A	0.29		0.04		(0.14)		N/A
Tax-Exempt Portfolio
2013	$159,001	0.14	%R+	N/A	0.25	%R	0.01	%R+	(0.10	)%R	0.00	%§
2012	581,969	0.14	R+	N/A	0.22	R	0.02	R+	(0.06	)R	0.00	§
2011	624,452	0.17	R+	N/A	0.23	R	0.06	R+	0.00	R§	0.00	§
2010	986,806	0.18	R	N/A	0.22	R	0.12	R	0.08	R	N/A
2009	1,459,441	0.19	+	0.15%+	0.25	+	0.41	+	0.35	+	0.01

39

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  ^  Amount is less than $0.0005 per share.

  R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  §  Amount is less than 0.005%.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

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Where to Find Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated February 28, 2014, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Portfolios publish Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about the respective Portfolio's investments. In each Portfolio's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected such Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund (including the Statement of Additional Information and Shareholder Reports) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder Reports and other information about the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington D.C. 20549-1520.

Morgan Stanley Institutional Liquidity Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call the Fund toll-free at 1-888-378-1630.

Prices and Investment Results are available at www.morganstanley.com/liquidity.

The Fund's Investment Company Act registration number is 811-21339.

LFICPRO 2/14

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Institutional Select Class Portfolios

Prime Portfolio

Money Market Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Prospectus

February 28, 2014

Fund	Ticker Symbol
Prime Portfolio	MPEXX
Money Market Portfolio	MMRXX
Government Portfolio	MGSXX
Government Securities Portfolio	MSVXX
Treasury Portfolio	MTSXX
Treasury Securities Portfolio	MSSXX
Tax-Exempt Portfolio	MXSXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.05%
Total Annual Portfolio Operating Expenses**	0.26%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

1

Prime Portfolio (Cont'd)

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.33%
Low Quarter	9/30/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Prime Portfolio	0.03%	0.10%	1.84%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Select Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

2

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.05%
Total Annual Portfolio Operating Expenses**	0.27%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

3

Money Market Portfolio (Cont'd)

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.34%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Money Market Portfolio	0.04%	0.13%	1.87%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Select Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

4

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.05%
Total Annual Portfolio Operating Expenses**	0.26%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

5

Government Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.32%
Low Quarter	6/30/11	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Government Portfolio	0.05%	0.05%	1.75%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Select Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

6

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.19%
Shareholder Administration Fee*	0.05%
Total Annual Portfolio Operating Expenses**	0.39%
Fee Waiver and/or Expense Reimbursement**	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

7

Government Securities Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.02%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.02%	0.24%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Select Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

8

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.05%
Total Annual Portfolio Operating Expenses**	0.26%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

9

Treasury Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.32%
Low Quarter	12/31/11	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Treasury Portfolio	0.03%	0.02%	1.61%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Select Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

10

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.05%
Total Annual Portfolio Operating Expenses**	0.27%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.03%
Low Quarter	12/31/11	0.00%

11

Treasury Securities Portfolio (Cont'd)

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.02%	0.02%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Select Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's

ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

12

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.10%
Shareholder Administration Fee*	0.05%
Total Annual Portfolio Operating Expenses**	0.30%
Fee Waiver and/or Expense Reimbursement**	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

13

Tax-Exempt Portfolio (Cont'd)

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.91%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Tax-Exempt Portfolio	0.01%	0.06%	1.28%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Institutional Select Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that are generally not subject to federal income tax; however the Portfolio may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Portfolio's distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

14

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

15

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

16

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

17

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

18

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities

19

or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

20

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

21

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the United States. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

23

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Portfolio is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by

24

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

economic, business or political developments which might affect all municipal obligations in that particular economic sector. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the

Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

25

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations

Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities

The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation

The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of a Portfolio.

26

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Foreign Securities

Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.

Custodial Receipts

Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Additionally, the Dodd-Frank Act, including the Volcker Rule, among other regulatory changes, may affect the ability of bank-sponsored tender option bonds to continue to operate or remain cost-effective investments for a Portfolio.

Corporate Debt Obligations

Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Revenue Bonds

Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, there could be economic, business or political developments which might affect such municipal obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital

27

to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.

Asset-Backed Securities

Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by certain Portfolios may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies

The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to a Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

28

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Promissory Notes

Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes

Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Municipal Obligations

Certain Portfolios will purchase municipal obligations subject to any restraints set forth under Rule 2a-7 under the 1940 Act. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, each Portfolio may invest without limit in cash or cash equivalents and Tax-Exempt Portfolio may invest without limit in taxable money market securities for temporary defensive purposes that may be inconsistent with the Portfolios' principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not meet its investment objective.

29

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Share Class Arrangements

This Prospectus offers Institutional Select Class shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Minimum Investment Amount

Institutional Select Class shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Distributor

Shares of the Portfolios are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of each Portfolio on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of a Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund's SAI.

The Fund has adopted an Administration Plan for each Portfolio's Institutional Select Class shares (the "Plan") to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly administration fee at an annual rate of 0.05% of each Portfolio's average daily net assets of Institutional Select Class shares owned beneficially by the customers of such service organization during such period. The Distributor may waive distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Pricing of Portfolio Shares

Institutional Select Class shares of the Portfolios may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order and State Street Bank and Trust Company (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You

30

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

begin earning dividends the same day your Institutional Select Class shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How to Purchase Shares

Institutional Select Class shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary.

Purchasing Shares Through a Financial Intermediary

You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a "Financial Intermediary"). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing Institutional Select Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Institutional Select Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.

Purchasing Shares Directly From the Fund

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, and purchase Institutional Select Class shares of a Portfolio by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. EST) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Liquidity Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to 15 calendar days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase Institutional Select Class shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You must forward a completed New Account Application to the Transfer Agent in advance of the wire by following the instructions under "Initial Purchase by Mail." You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

*  For international investments into the US funds, BIC Code: SBOSUS33XXX must be referenced, as well as, the information listed above.

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior

31

to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your New Account Application and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity. For more information, call Morgan Stanley Services Company Inc. at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Institutional Select Class shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "How to Purchase Shares."

General

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

How to Redeem Shares

You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Redemptions by Letter

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the account name, the account number, the name of the Portfolio and the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered, and whether you wish to receive the redemption proceeds by check or by wire to the bank account we have on file for you;

(b)  Any required signature guarantees if you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account; and

(c)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

Redemptions by Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that

32

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open for business. To opt out of telephone privileges, please contact the Fund at 1-888-378-1630.

Redemptions by Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." For more information, call the Fund at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

Redemption Proceeds

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of a Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange a Portfolio's Institutional Select Class shares for Institutional Select Class shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a Financial Intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." You may also send exchange requests to the Fund's transfer agent, Boston Financial Data, Services Inc. ("BFDS"), by mail

33

to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone/Internet. If reasonable procedures are employed, none of Morgan Stanley, BFDS or the Fund will be liable for following telephone/Internet instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone/Internet privileges may be difficult to implement, although this has not been the case with the Fund in the past.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Portfolio. Distributions paid by the Portfolios are not

34

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

expected to be eligible for lower tax rates applicable to qualified dividends.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. With respect to taxable years of regulated investment companies beginning before January 1, 2014 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (currently at a rate of 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

35

Morgan Stanley Institutional Liquidity Funds Prospectus

Fund Management

Adviser

Morgan Stanley Investment Management Inc. with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: "MS") is the direct parent of the Adviser and the indirect parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2013, the Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Portfolios' Annual Report to shareholders for the fiscal year ended October 31, 2013.

Advisory Fees

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets.

For the fiscal year ended October 31, 2013, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or affiliated rebates, if applicable) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)

Portfolio

Prime Portfolio	0.10%
Money Market Portfolio	0.09%
Government Portfolio	0.02%
Government Securities Portfolio	0.00%
Treasury Portfolio	0.02%
Treasury Securities Portfolio	0.01%
Tax-Exempt Portfolio	0.05%

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class, if necessary, if such fees would cause the total annual operating expenses of such Portfolio's Institutional Select Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Portfolio, if any, the

Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it seems such action is appropriate.

Expense Cap Institutional Select Class
Prime Portfolio	0.25%
Money Market Portfolio	0.25%
Government Portfolio	0.25%
Government Securities Portfolio	0.25%
Treasury Portfolio	0.25%
Treasury Securities Portfolio	0.25%
Tax-Exempt Portfolio	0.25%

The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

36

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37

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Institutional Select Class shares of each Portfolio for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratios of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.04%
2012	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.11
2011	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.08
2010	1.000	0.001	††	0.000	^	(0.001)		—		1.000	0.11 ^^
2009	1.000	0.004		0.000	^	(0.004)		—		1.000	0.40 ^^
Money Market Portfolio
2013	$1.000	$0.001	††	$(0.000	)^	$(0.001)		$—		$1.000	0.05%
2012	1.000	0.001	††	0.000	^	(0.001)		—		1.000	0.12
2011	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.10
2010	1.000	0.001	††	0.000	^	(0.001)		—		1.000	0.13 ^^
2009	1.000	0.005		(0.000	)^	(0.005)		—		1.000	0.48 ^^
Government Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.05%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.04
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.02
2009	1.000	0.003		0.000	^	(0.003)		—		1.000	0.26
Government Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.001		0.000	^	(0.001)		—		1.000	0.09
Treasury Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.03%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.001		0.000	^	(0.001)		—		1.000	0.05
Treasury Securities Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.04
2009	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000	0.02
Tax-Exempt Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03
2010	1.000	0.001	††	0.000	^	(0.001)		(0.000	)^	1.000	0.07
2009	1.000	0.003		0.000	^	(0.003)		—		1.000	0.34

38

Morgan Stanley Institutional Liquidity Funds Prospectus

Financial Highlights

This information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's report, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Prime Portfolio
2013	$225,497	0.21	%R	N/A		0.26	%R	0.04	%R	(0.01	)%R	N/A
2012	501,620	0.21	R	N/A		0.26	R	0.11	R	0.06	R	N/A
2011	197,179	0.21	R	N/A		0.26	R	0.08	R	0.03	R	N/A
2010	157,554	0.21	R	N/A		0.26	R	0.10	R	0.05	R	N/A
2009	19,172	0.26		0.20	%†	0.32	†	0.80		0.74		N/A
Money Market Portfolio
2013	$100	0.21	%R	N/A		0.27	%R	0.06	%R	0.00	%R§	N/A
2012	25,102	0.21	R	N/A		0.27	R	0.12	R	0.06	R	N/A
2011	100	0.21	R	N/A		0.27	R	0.10	R	0.04	R	N/A
2010	100	0.21	R	N/A		0.27	R	0.11	R	0.05	R	N/A
2009	100	0.27		0.21%		0.33	†	0.64		0.58		N/A
Government Portfolio
2013	$270,517	0.08	%R†	N/A		0.26	%R	0.04	%R	(0.14	)%R	N/A
2012	172,582	0.12	R†	N/A		0.26	R	0.05	R	(0.09	)R	N/A
2011	10,100	0.15	R†	N/A		0.27	R	0.02	R	(0.10	)R	N/A
2010	100	0.17	R	N/A		0.26	R	0.05	R	(0.04	)R	N/A
2009	200,016	0.24		0.21%		0.29	†	0.27		0.22		N/A
Government Securities Portfolio
2013	$100	0.09	%R†	N/A		0.39	%R	0.01	%R	(0.29	)%R	N/A
2012	100	0.06	R†	N/A		0.30	R	0.01	R	(0.23	)R	N/A
2011	100	0.11	R†	N/A		0.30	R	0.01	R	(0.18	)R	N/A
2010	100	0.15	R	N/A		0.29	R	0.01	R	(0.13	)R	N/A
2009	100	0.23	†	0.20	%†	0.32	†	0.09		0.00	§	N/A
Treasury Portfolio
2013	$323,555	0.07	%R†	N/A		0.26	%R	0.03	%R	(0.16	)%R	N/A
2012	42,567	0.11	R†	N/A		0.26	R	0.02	R	(0.13	)R	N/A
2011	80,104	0.11	R†	N/A		0.27	R	0.01	R	(0.15	)R	N/A
2010	100	0.16	R	N/A		0.26	R	0.03	R	(0.07	)R	N/A
2009	12,286	0.25	†	0.17	%†	0.33	†	0.07		(0.01)		N/A
Treasury Securities Portfolio
2013	$1,172	0.07	%R†	N/A		0.27	%R	0.01	%R	(0.19	)%R	N/A
2012	100	0.05	R†	N/A		0.26	R	0.01	R	(0.20	)R	N/A
2011	150	0.01	R†	N/A		0.31	R	0.00	R§	(0.30	)R	N/A
2010	100	0.14	R	N/A		0.83	R	(0.02	)R	(0.71	)R	N/A
2009	100	0.14	†	N/A		0.40	†	0.02		(0.24)		N/A
Tax-Exempt Portfolio
2013	$100	0.14	%R+†	N/A		0.30	%R	0.01	%R+	(0.15	)%R	0.00	%§
2012	100	0.15	R+†	N/A		0.27	R	0.01	R+	(0.11	)R	0.00	§
2011	100	0.20	R+†	N/A		0.28	R	0.03	R+	(0.05	)R	0.00	§
2010	100	0.23	R	N/A		0.27	R	0.07	R	0.03	R	N/A
2009	100	0.24	+	0.20	%+	0.30	+	0.44	+	0.38	+	0.01

39

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  ^  Amount is less than $0.0005 per share.

  R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  †  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

  §  Amount is less than 0.005%.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

40

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41

Where to Find Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated February 28, 2014, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Portfolios publish Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about the respective Portfolio's investments. In each Portfolio's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected such Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, (including the Statement of Additional Information and Shareholder Reports) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder Reports and other information about the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington D.C. 20549-1520.

Morgan Stanley Institutional Liquidity Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call the Fund toll-free at 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/liquidity.

The Fund's Investment Company Act registration number is 811-21339.

LFISCPRO 2/14

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Investor Class Portfolios

Prime Portfolio

Money Market Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Prospectus

February 28, 2014

Fund	Ticker Symbol
Prime Portfolio	MPVXX
Money Market Portfolio	MIOXX
Government Portfolio	MVVXX
Government Securities Portfolio	MVIXX
Treasury Portfolio	MTNXX
Treasury Securities Portfolio	MNVXX
Tax-Exempt Portfolio	MXIXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.10%
Total Annual Portfolio Operating Expenses**	0.31%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Investor Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-

financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

1

Prime Portfolio (Cont'd)

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.32%
Low Quarter	6/30/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Prime Portfolio	0.01%	0.06%	1.79%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Investor Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

2

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.10%
Total Annual Portfolio Operating Expenses**	0.32%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Investor Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

3

Money Market Portfolio (Cont'd)

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.33%
Low Quarter	9/30/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Money Market Portfolio	0.01%	0.08%	1.82%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Investor Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

4

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.10%
Total Annual Portfolio Operating Expenses**	0.31%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Investor Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

5

Government Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.30%
Low Quarter	3/31/11	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/09/04
Government Portfolio	0.05%	0.04%	1.72%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Investor Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

6

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.19%
Shareholder Administration Fee*	0.10%
Total Annual Portfolio Operating Expenses**	0.44%
Fee Waiver and/or Expense Reimbursement**	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Investor Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

7

Government Securities Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.01%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.01%	0.22%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Investor Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

8

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.10%
Total Annual Portfolio Operating Expenses**	0.31%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Investor Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.31%
Low Quarter	12/31/11	0.00%

9

Treasury Portfolio (Cont'd)

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Treasury Portfolio	0.03%	0.02%	1.59%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Investor Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

10

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.10%
Total Annual Portfolio Operating Expenses**	0.32%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Investor Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.02%
Low Quarter	3/31/09	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.01%	0.02%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

11

Treasury Securities Portfolio (Cont'd)

Purchase and Sale of Portfolio Shares

Investor Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

12

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.10%
Shareholder Administration Fee*	0.10%
Total Annual Portfolio Operating Expenses**	0.35%
Fee Waiver and/or Expense Reimbursement**	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Investor Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

13

Tax-Exempt Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.90%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 06/08/04
Tax-Exempt Portfolio	0.01%	0.04%	1.24%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Investor Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804),

by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that are generally not subject to federal income tax; however the Portfolio may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Portfolio's distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

14

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the

15

possibility of adverse political, economic or other developments affecting the issuers of these securities.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

16

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing

17

in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

18

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities

19

or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

20

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

21

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

22

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the United States. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

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Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Portfolio is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by

24

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

economic, business or political developments which might affect all municipal obligations in that particular economic sector. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the

Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

25

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations

Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities

The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation

The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of a Portfolio.

26

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Foreign Securities

Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.

Custodial Receipts

Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Additionally, the Dodd-Frank Act, including the Volcker Rule, among other regulatory changes, may affect the ability of bank-sponsored tender option bonds to continue to operate or remain cost-effective investments for a Portfolio.

Corporate Debt Obligations

Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Revenue Bonds

Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, there could be economic, business or political developments which might affect such municipal obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital

27

to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.

Asset-Backed Securities

Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by certain Portfolios may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies

The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to a Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

28

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Promissory Notes

Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes

Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Municipal Obligations

Certain Portfolios will purchase municipal obligations subject to any restraints set forth under Rule 2a-7 under the 1940 Act. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, each Portfolio may invest without limit in cash or cash equivalents and Tax-Exempt Portfolio may invest without limit in taxable money market securities for temporary defensive purposes that may be inconsistent with the Portfolios' principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not meet its investment objective.

29

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Share Class Arrangements

This Prospectus offers Investor Class shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Minimum Investment Amount

Investor Class shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Distributor

Shares of the Portfolio are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of each Portfolio on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of a Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund's SAI.

The Fund has adopted an Administration Plan for each Portfolio's Investor Class shares (the "Plan") to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly administration fee at an annual rate of 0.10% of each Portfolio's average daily net assets of Investor Class shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

30

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

Pricing of Portfolio Shares

Investor Class shares of the Portfolios may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order and State Street Bank and Trust Company (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Investor Class shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How to Purchase Shares

Investor Class shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary.

Purchasing Shares Through a Financial Intermediary

You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a "Financial Intermediary"). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are

responsible for transmitting purchase orders and payments to the Fund and the Fund's Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Investors purchasing Investor Class shares through a Financial Intermediary may be charged transaction based or other fees by the Financial Intermediary for its services. If you are purchasing Investor Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.

Purchasing Shares Directly From the Fund

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, and purchase Investor Class shares of a Portfolio by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. EST) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Liquidity Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to 15 calendar days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase Investor Class shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You must forward a completed New Account Application to the Transfer Agent in advance of the wire by following the instructions under "Initial Purchase by Mail." You should instruct your bank

31

to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

*  For international investments into the US funds, BIC Code: SBOSUS33XXX must be referenced, as well as, the information listed above.

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your New Account Application and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity. For more information, call Morgan Stanley Services Company Inc. at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Investor Class shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "How to Purchase Shares."

General

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

How to Redeem Shares

You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Redemptions by Letter

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the account name, the account number, the name of the Portfolio and the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered, and whether you wish to receive the redemption proceeds by check or by wire to the bank account we have on file for you;

(b)  Any required signature guarantees if you are requesting payment to anyone other than the registered

32

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account; and

(c)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

Redemptions by Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open for business. To opt out of telephone privileges, please contact the Fund at 1-888-378-1630.

Redemptions by Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." For more information, call the Fund at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

Redemption Proceeds

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m.

Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of a Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange a Portfolio's Investor Class shares for Investor Class shares of other available Portfolios of the

33

Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a Financial Intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." You may also send exchange requests to the Fund's transfer agent, Boston Financial Data Services ("BFDS"), by mail to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone/Internet. If reasonable procedures are employed, none of Morgan Stanley, BFDS or the Fund will be liable for following telephone/Internet instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone/Internet privileges may be difficult to implement, although this has not been the case with the Fund in the past.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

34

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Portfolio. Distributions paid by the Portfolios are not expected to be eligible for lower tax rates applicable to qualified dividends.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. With respect to taxable years of regulated investment companies beginning before January 1, 2014 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (currently, at a rate of 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

35

Morgan Stanley Institutional Liquidity Funds Prospectus

Fund Management

Adviser

Morgan Stanley Investment Management Inc. with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: "MS") is the direct parent of the Adviser and the indirect parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2013, the Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Portfolios' Annual Report to shareholders for the fiscal year ended October 31, 2013.

Advisory Fees

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets.

For the fiscal year ended October 31, 2013, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or affiliated rebates, if applicable) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)

Portfolio
Prime Portfolio	0.10%
Money Market Portfolio	0.09%
Government Portfolio	0.02%
Government Securities Portfolio	0.00%
Treasury Portfolio	0.02%
Treasury Securities Portfolio	0.01%
Tax-Exempt Portfolio	0.05%

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Investor Class, if necessary, if such fees would cause the total annual operating expenses of such Portfolio's Investor Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Portfolio, if any, the

Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it seems such action is appropriate.

Expense Cap Investor Class
Prime Portfolio	0.30%
Money Market Portfolio	0.30%
Government Portfolio	0.30%
Government Securities Portfolio	0.30%
Treasury Portfolio	0.30%
Treasury Securities Portfolio	0.30%
Tax-Exempt Portfolio	0.30%

The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

36

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37

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Investor Class shares of each Portfolio for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratios of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.02%
2012	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.06
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.04
2010	1.000	0.001	††	0.000	^	(0.001)		—		1.000	0.06 ^^
2009	1.000	0.004		0.000	^	(0.004)		—		1.000	0.35 ^^
Money Market Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.02%
2012	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.07
2011	1.000	0.001	††	(0.000	)^	(0.001)		—		1.000	0.06
2010	1.000	0.001	††	0.000	^	(0.001)		—		1.000	0.08 ^^
2009	1.000	0.004		(0.000	)^	(0.004)		—		1.000	0.43 ^^
Government Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.05%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.04
2011	1.000	(0.000	)††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.002		0.000	^	(0.002)		—		1.000	0.22
Government Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.001		(0.000	)^	(0.001)		—		1.000	0.05
Treasury Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.03%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.04
Treasury Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.03
2009	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000	0.02
Tax-Exempt Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.03
2009	1.000	0.003		0.000	^	(0.003)		—		1.000	0.29

38

Morgan Stanley Institutional Liquidity Funds Prospectus

Financial Highlights

This information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's report, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Prime Portfolio
2013	$610	0.24	%R†	N/A		0.31	%R	0.01	%R	(0.06	)%R	N/A
2012	609	0.26	R	N/A		0.31	R	0.06	R	0.01	R	N/A
2011	3,193	0.25	R†	N/A		0.31	R	0.04	R	(0.02	)R	N/A
2010	7,467	0.26	R	N/A		0.31	R	0.05	R	0.00	R§	N/A
2009	6,990	0.31		0.26%		0.36		0.55		0.50		N/A
Money Market Portfolio
2013	$1,874	0.25	%R	N/A		0.32	%R	0.02	%R	(0.05	)%R	N/A
2012	1,292	0.26	R	N/A		0.32	R	0.07	R	0.01	R	N/A
2011	14,496	0.25	R†	N/A		0.32	R	0.06	R	(0.01	)R	N/A
2010	2,435	0.26	R	N/A		0.32	R	0.06	R	0.00	R§	N/A
2009	1,491	0.32		0.26%		0.37		0.34		0.29		N/A
Government Portfolio
2013	$50,578	0.08	%R†	N/A		0.31	%R	0.04	%R	(0.19	)%R	N/A
2012	10,894	0.12	R†	N/A		0.31	R	0.05	R	(0.14	)R	N/A
2011	13,944	0.18	R†	N/A		0.32	R	(0.01	)R	(0.15	)R	N/A
2010	99,752	0.20	R	N/A		0.31	R	0.02	R	(0.09	)R	N/A
2009	82,620	0.29		0.25	%†	0.35		0.23		0.17		N/A
Government Securities Portfolio
2013	$100	0.09	%R†	N/A		0.44	%R	0.01	%R	(0.34	)%R	N/A
2012	100	0.06	R†	N/A		0.35	R	0.01	R	(0.28	)R	N/A
2011	50,100	0.11	R†	N/A		0.35	R	0.01	R	(0.23	)R	N/A
2010	100	0.14	R	N/A		0.34	R	0.02	R	(0.18	)R	N/A
2009	10,001	0.25	†	0.22	%†	0.38	†	0.06		(0.07)		N/A
Treasury Portfolio
2013	$100	0.07	%R†	N/A		0.31	%R	0.03	%R	(0.21	)%R	N/A
2012	100	0.11	R†	N/A		0.31	R	0.02	R	(0.18	)R	N/A
2011	54,914	0.11	R†	N/A		0.32	R	0.01	R	(0.20	)R	N/A
2010	110	0.16	R	N/A		0.31	R	0.03	R	(0.12	)R	N/A
2009	10,411	0.27	†	0.20	%†	0.38	†	0.03		(0.08)		N/A
Treasury Securities Portfolio
2013	$100	0.07	%R†	N/A		0.32	%R	0.01	%R	(0.24	)%R	N/A
2012	183	0.05	R†	N/A		0.31	R	0.01	R	(0.25	)R	N/A
2011	100	0.01	R†	N/A		0.36	R	0.00	R§	(0.35	)R	N/A
2010	100	0.15	R	N/A		0.88	R	(0.03	)R	(0.76	)R	N/A
2009	100	0.14	†	N/A		0.45	†	0.02		(0.29)		N/A
Tax-Exempt Portfolio
2013	$104	0.14	%R+†	N/A		0.35	%R	0.01	%R+	(0.20	)%R	0.00	%§
2012	104	0.15	R+†	N/A		0.32	R	0.01	R+	(0.16	)R	0.00	§
2011	104	0.23	R+†	N/A		0.33	R	0.00	R§+	(0.10	)R	0.00	§
2010	1,366	0.27	R	N/A		0.32	R	0.03	R	(0.02	)R	N/A
2009	5,966	0.29	+	0.25	%+	0.36	+†	0.25	+	0.18	+	0.01
39

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  ^  Amount is less than $0.0005 per share.

  R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  †  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

  §  Amount is less than 0.005%.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

40

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41

Where to Find Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated February 28, 2014, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Portfolios publish Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about the respective Portfolio's investments. In each Portfolio's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected such Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund (including the Statement of Additional Information and Shareholder Reports) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder Reports and other information about the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington D.C. 20549-1520.

Morgan Stanley Institutional Liquidity Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call the Fund toll-free at 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/liquidity.

The Fund's Investment Company Act registration number is 811-21339.

LFINVRPRO 2/14

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Administrative Class Portfolios

Prime Portfolio

Money Market Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Prospectus

February 28, 2014

Fund	Ticker Symbol
Prime Portfolio	MPMXX
Money Market Portfolio	MANXX
Government Portfolio	MGOXX
Government Securities Portfolio	MGAXX
Treasury Portfolio	MTTXX
Treasury Securities Portfolio	MAMXX
Tax-Exempt Portfolio	MXAXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.15%
Total Annual Portfolio Operating Expenses**	0.36%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality

U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may

1

Prime Portfolio (Cont'd)

result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.30%
Low Quarter	12/31/11	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Prime Portfolio	0.01%	0.04%	1.75%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Administrative Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

2

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.15%
Total Annual Portfolio Operating Expenses**	0.37%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S.

dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may

3

Money Market Portfolio (Cont'd)

result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.32%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Money Market Portfolio	0.01%	0.05%	1.78%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Administrative Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

4

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.15%
Total Annual Portfolio Operating Expenses**	0.36%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will

5

Government Portfolio (Cont'd)

perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.29%
Low Quarter	3/31/11	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Government Portfolio	0.05%	0.03%	1.70%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Administrative Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

6

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.19%
Shareholder Administration Fee*	0.15%
Total Annual Portfolio Operating Expenses**	0.49%
Fee Waiver and/or Expense Reimbursement**	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

7

Government Securities Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	6/30/09	0.00%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.01%	0.22%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Administrative Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

8

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.15%
Total Annual Portfolio Operating Expenses**	0.36%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.29%
Low Quarter	3/31/11	0.00%

9

Treasury Portfolio (Cont'd)

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Treasury Portfolio	0.03%	0.02%	1.56%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Administrative Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

10

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.15%
Total Annual Portfolio Operating Expenses**	0.37%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.02%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.01%	0.01%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

11

Treasury Securities Portfolio (Cont'd)

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Administrative Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

12

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.10%
Shareholder Administration Fee*	0.15%
Total Annual Portfolio Operating Expenses**	0.40%
Fee Waiver and/or Expense Reimbursement**	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will

13

Tax-Exempt Portfolio (Cont'd)

perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.89%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Tax-Exempt Portfolio	0.01%	0.03%	1.21%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Administrative Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804),

by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that are generally not subject to federal income tax; however the Portfolio may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Portfolio's distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

14

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the

15

possibility of adverse political, economic or other developments affecting the issuers of these securities.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

16

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

17

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

18

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities

19

or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

20

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

21

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the United States. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

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Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Portfolio is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by

24

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

economic, business or political developments which might affect all municipal obligations in that particular economic sector. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the

Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

25

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations

Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities

The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation

The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of a Portfolio.

26

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Foreign Securities

Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.

Custodial Receipts

Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Additionally, the Dodd-Frank Act, including the Volcker Rule, among other regulatory changes, may affect the ability of bank-sponsored tender option bonds to continue to operate or remain cost-effective investments for a Portfolio.

Corporate Debt Obligations

Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Revenue Bonds

Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, there could be economic, business or political developments which might affect such municipal obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital

27

to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.

Asset-Backed Securities

Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by certain Portfolios may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies

The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to a Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Promissory Notes

Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes

Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Municipal Obligations

Certain Portfolios will purchase municipal obligations subject to any restraints set forth under Rule 2a-7 under the 1940 Act. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, each Portfolio may invest without limit in cash or cash equivalents and Tax-Exempt Portfolio may invest without limit in taxable money market securities for temporary defensive purposes that may be inconsistent with the Portfolios' principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not meet its investment objective.

29

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Share Class Arrangements

This Prospectus offers Administrative Class shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Minimum Investment Amount

Administrative Class shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Distributor

Shares of the Portfolios are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of each Portfolio on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of a Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund's SAI.

The Fund has adopted an Administration Plan for each Portfolio's Administrative Class shares (the "Plan") to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly administration fee which shall not exceed during any one year 0.15% of each Portfolio's average daily net assets of Administrative Class shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Pricing of Portfolio Shares

Administrative Class shares of the Portfolios may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order and State

30

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

Street Bank and Trust Company (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Administrative Class shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How to Purchase Shares

Administrative Class shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary.

Purchasing Shares Through a Financial Intermediary

You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a "Financial Intermediary"). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Investors purchasing Administrative Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Administrative Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.

Purchasing Shares Directly From the Fund

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, and purchase Administrative Class shares of a Portfolio by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. EST) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Liquidity Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to 15 calendar days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase Administrative Class shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You must forward a completed New Account Application to the Transfer Agent in advance of the wire by following the instructions under "Initial Purchase by Mail." You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

*  For international investments into the US funds, BIC Code: SBOSUS33XXX must be referenced, as well as, the information listed above.

31

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your New Account Application and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity. For more information, call Morgan Stanley Services Company Inc. at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Administrative Class shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "How to Purchase Shares."

General

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

How to Redeem Shares

You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Redemptions by Letter

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the account name, the account number, the name of the Portfolio and the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered, and whether you wish to receive the redemption proceeds by check or by wire to the bank account we have on file for you;

(b)  Any required signature guarantees if you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account; and

(c)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

Redemptions by Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt out of such privileges. You may request a redemption of shares by

32

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open for business. To opt out of telephone privileges, please contact the Fund at 1-888-378-1630.

Redemptions by Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." For more information, call the Fund at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

Redemption Proceeds

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of a Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange a Portfolio's Administrative Class shares for Administrative Class shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a Financial Intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." You may also send exchange requests to the Fund's transfer agent,

33

Boston Financial Data Services ("BFDS"), by mail to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone/Internet. If reasonable procedures are employed, none of Morgan Stanley, BFDS or the Fund will be liable for following telephone/Internet instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone/Internet privileges may be difficult to implement, although this has not been the case with the Fund in the past.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital

34

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

gains, no matter how long you have owned shares in a Portfolio. Distributions paid by the Portfolios are not expected to be eligible for lower tax rates applicable to qualified dividends.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. With respect to taxable years of regulated investment companies beginning before January 1, 2014 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (currently, at a rate of 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

35

Morgan Stanley Institutional Liquidity Funds Prospectus

Fund Management

Adviser

Morgan Stanley Investment Management Inc. with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: "MS") is the direct parent of the Adviser and the indirect parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2013, the Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Portfolios' Annual Report to shareholders for the fiscal year ended October 31, 2013.

Advisory Fees

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets.

For the fiscal year ended October 31, 2013, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or affiliated rebates, if applicable) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)

Portfolio

Prime Portfolio	0.10%
Money Market Portfolio	0.09%
Government Portfolio	0.02%
Government Securities Portfolio	0.00%
Treasury Portfolio	0.02%
Treasury Securities Portfolio	0.01%
Tax-Exempt Portfolio	0.05%

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class, if necessary, if such fees would cause the total annual operating expenses of such Portfolio's Administrative Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Portfolio, if any, the

Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it seems such action is appropriate.

Expense Cap Administrative Class
Prime Portfolio	0.35%
Money Market Portfolio	0.35%
Government Portfolio	0.35%
Government Securities Portfolio	0.35%
Treasury Portfolio	0.35%
Treasury Securities Portfolio	0.35%
Tax-Exempt Portfolio	0.35%

The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

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Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Administrative Class shares of each Portfolio for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratios of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.03 ^^
2009	1.000	0.003		0.000	^	(0.003)		—		1.000	0.30 ^^
Money Market Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.04 ^^
2009	1.000	0.004		(0.000	)^	(0.004)		—		1.000	0.38 ^^
Government Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.05%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.04
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.002		0.000	^	(0.002)		—		1.000	0.19
Government Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000	0.04
Treasury Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.03%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.03
Treasury Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.03
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02
Tax-Exempt Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01
2009	1.000	0.003		0.000	^	(0.003)		—		1.000	0.25

38

Morgan Stanley Institutional Liquidity Funds Prospectus

Financial Highlights

This information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's report, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Prime Portfolio
2013	$7,820	0.21	%R†	N/A		0.36	%R	0.04	%R	(0.11	)%R	N/A
2012	70	0.30	R†	N/A		0.36	R	0.02	R	(0.04	)R	N/A
2011	100	0.27	R†	N/A		0.36	R	0.02	R	(0.07	)R	N/A
2010	100	0.29	R	N/A		0.36	R	0.02	R	(0.05	)R	N/A
2009	100	0.36		0.30	%†	0.42	†	0.85		0.79		N/A
Money Market Portfolio
2013	$100	0.25	%R†	N/A		0.37	%R	0.02	%R	(0.10	)%R	N/A
2012	100	0.30	R†	N/A		0.37	R	0.03	R	(0.04	)R	N/A
2011	100	0.28	R†	N/A		0.37	R	0.03	R	(0.06	)R	N/A
2010	100	0.30	R	N/A		0.37	R	0.02	R	(0.05	)R	N/A
2009	100	0.37		0.30	%†	0.42		0.39		0.34		N/A
Government Portfolio
2013	$17,298	0.08	%R†	N/A		0.36	%R	0.04	%R	(0.24	)%R	N/A
2012	18,066	0.12	R†	N/A		0.36	R	0.05	R	(0.19	)R	N/A
2011	19,118	0.16	R†	N/A		0.37	R	0.01	R	(0.20	)R	N/A
2010	20,567	0.19	R	N/A		0.36	R	0.03	R	(0.14	)R	N/A
2009	68,846	0.34		0.29	%†	0.40		0.24		0.18		N/A
Government Securities Portfolio
2013	$100	0.09	%R†	N/A		0.49	%R	0.01	%R	(0.39	)%R	N/A
2012	100	0.06	R†	N/A		0.40	R	0.01	R	(0.33	)R	N/A
2011	100	0.11	R†	N/A		0.40	R	0.01	R	(0.28	)R	N/A
2010	100	0.15	R	N/A		0.39	R	0.01	R	(0.23	)R	N/A
2009	100	0.28	†	0.25	%†	0.42	†	0.04		(0.10)		N/A
Treasury Portfolio
2013	$50	0.07	%R†	N/A		0.36	%R	0.03	%R	(0.26	)%R	N/A
2012	1,863	0.11	R†	N/A		0.36	R	0.02	R	(0.23	)R	N/A
2011	7,959	0.12	R†	N/A		0.37	R	0.00	R§	(0.25	)R	N/A
2010	19,315	0.17	R	N/A		0.36	R	0.02	R	(0.17	)R	N/A
2009	28,457	0.28	†	0.22	%†	0.43	†	0.03		(0.12)		N/A
Treasury Securities Portfolio
2013	$100	0.07	%R†	N/A		0.37	%R	0.01	%R	(0.29	)%R	N/A
2012	100	0.05	R†	N/A		0.36	R	0.01	R	(0.30	)R	N/A
2011	100	0.01	R†	N/A		0.41	R	0.00	R§	(0.40	)R	N/A
2010	100	0.15	R	N/A		0.93	R	(0.03	)R	(0.81	)R	N/A
2009	100	0.14	†	N/A		0.50	†	0.02		(0.34)		N/A
Tax-Exempt Portfolio
2013	$100	0.14	%R+†	N/A		0.40	%R	0.01	%R+	(0.25	)%R	0.00	%§
2012	100	0.15	R+†	N/A		0.37	R	0.01	R+	(0.21	)R	0.00	§
2011	100	0.22	R+†	N/A		0.38	R	0.01	R+	(0.15	)R	0.00	§
2010	100	0.29	R	N/A		0.37	R	0.01	R	(0.07	)R	N/A
2009	100	0.33	+†	0.29	%+†	0.40	+	0.25	+	0.18	+	0.01

39

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  ^  Amount is less than $0.0005 per share.

  R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  †  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

  §  Amount is less than 0.005%.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

40

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Where to Find Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated February 28, 2014, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Portfolios publish Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about the respective Portfolio's investments. In each Portfolio's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected such Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund (including the Statement of Additional Information and Shareholder Reports) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder Reports and other information about the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington D.C. 20549-1520.

Morgan Stanley Institutional Liquidity Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call the Fund toll-free at 1-888-378-1630.

Prices and Investment Results are available at www.morganstanley.com/liquidity.

The Fund's Investment Company Act registration number is 811-21339.

LFADMPRO 2/14

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Advisory Class Portfolios

Prime Portfolio

Money Market Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Prospectus

February 28, 2014

Fund	Ticker Symbol
Prime Portfolio	MAVXX
Money Market Portfolio	MVSXX
Government Portfolio	MAYXX
Government Securities Portfolio	MVAXX
Treasury Portfolio	MAOXX
Treasury Securities Portfolio	MVYXX
Tax-Exempt Portfolio	MADXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Service and Shareholder Administration Fee*	0.25%
Total Annual Portfolio Operating Expenses**	0.46%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Advisory Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S.

and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may

1

Prime Portfolio (Cont'd)

result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.28%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 04/29/04
Prime Portfolio	0.01%	0.02%	1.67%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Advisory Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

2

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Service and Shareholder Administration Fee*	0.25%
Total Annual Portfolio Operating Expenses**	0.47%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Advisory Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S.

and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may

3

Money Market Portfolio (Cont'd)

result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.29%
Low Quarter	6/30/12	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 02/06/04
Money Market Portfolio	0.01%	0.03%	1.67%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Advisory Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

4

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Service and Shareholder Administration Fee*	0.25%
Total Annual Portfolio Operating Expenses**	0.46%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Advisory Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

5

Government Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.26%
Low Quarter	6/30/10	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 10/01/04
Government Portfolio	0.05%	0.03%	1.65%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Advisory Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

6

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.19%
Service and Shareholder Administration Fee*	0.25%
Total Annual Portfolio Operating Expenses**	0.59%
Fee Waiver and/or Expense Reimbursement**	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Advisory Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

7

Government Securities Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	9/30/11	0.00%
Low Quarter	3/31/10	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.01%	0.20%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Advisory Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

8

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.06%
Service and Shareholder Administration Fee*	0.25%
Total Annual Portfolio Operating Expenses**	0.46%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Advisory Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.27%
Low Quarter	3/31/09	0.00%

9

Treasury Portfolio (Cont'd)

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/09/04
Treasury Portfolio	0.03%	0.02%	1.51%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Advisory Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's

ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

10

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.07%
Service and Shareholder Administration Fee*	0.25%
Total Annual Portfolio Operating Expenses**	0.47%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Advisory Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.01%
Low Quarter	3/31/09	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 10/27/08
Treasury Securities Portfolio	0.01%	0.01%	0.01%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

11

Treasury Securities Portfolio (Cont'd)

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Advisory Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

12

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	N/A
Other Expenses	0.10%
Service and Shareholder Administration Fee*	0.25%
Total Annual Portfolio Operating Expenses**	0.50%
Fee Waiver and/or Expense Reimbursement**	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class shares in connection with their customers' accounts.

**  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Advisory Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

13

Tax-Exempt Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.86%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 09/22/04
Tax-Exempt Portfolio	0.01%	0.02%	1.16%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Advisory Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the

Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that are generally not subject to federal income tax; however the Portfolio may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Portfolio's distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

14

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the

15

possibility of adverse political, economic or other developments affecting the issuers of these securities.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

16

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the

17

possibility of adverse political, economic or other developments affecting the issuers of these securities.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

18

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities

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or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the United States. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

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Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Portfolio is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

economic, business or political developments which might affect all municipal obligations in that particular economic sector. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the

Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations

Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities

The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation

The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of a Portfolio.

26

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Foreign Securities

Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.

Custodial Receipts

Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Additionally, the Dodd-Frank Act, including the Volcker Rule, among other regulatory changes, may affect the ability of bank-sponsored tender option bonds to continue to operate or remain cost-effective investments for a Portfolio.

Corporate Debt Obligations

Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Revenue Bonds

Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, there could be economic, business or political developments which might affect such municipal obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital

27

to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.

Asset-Backed Securities

Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by certain Portfolios may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies

The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to a Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Promissory Notes

Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes

Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Municipal Obligations

Certain Portfolios will purchase municipal obligations subject to any restraints set forth under Rule 2a-7 under the 1940 Act. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, each Portfolio may invest without limit in cash or cash equivalents and Tax-Exempt Portfolio may invest without limit in taxable money market securities for temporary defensive purposes that may be inconsistent with the Portfolios' principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not meet its investment objective.

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The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Share Class Arrangements

This Prospectus offers Advisory Class shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Minimum Investment Amount

Advisory Class shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Distributor

Shares of the Portfolios are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of each Portfolio on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of a Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund's SAI.

The Fund has adopted a Service and Shareholder Administration Plan for each Portfolio's Advisory Class shares (the "Plan") to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly service fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Advisory Class shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Pricing of Portfolio Shares

Advisory Class shares of the Portfolios may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order and State Street Bank and

30

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

Trust Company (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Advisory Class shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How to Purchase Shares

Advisory Class shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary.

Purchasing Shares Through a Financial Intermediary

You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a "Financial Intermediary"). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Investors purchasing Advisory Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Advisory Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.

Purchasing Shares Directly From the Fund

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, and purchase Advisory Class shares of a Portfolio by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. EST) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Liquidity Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to 15 calendar days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase Advisory Class shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You must forward a completed New Account Application to the Transfer Agent in advance of the wire by following the instructions under "Initial Purchase by Mail." You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

*  For international investments into the US funds, BIC Code: SBOSUS33XXX must be referenced, as well as, the information listed above.

31

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your New Account Application and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity. For more information, call Morgan Stanley Services Company Inc. at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Advisory Class shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "How to Purchase Shares."

General

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

How to Redeem Shares

You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Redemptions by Letter

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the account name, the account number, the name of the Portfolio and the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered, and whether you wish to receive the redemption proceeds by check or by wire to the bank account we have on file for you;

(b)  Any required signature guarantees if you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account; and

(c)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

Redemptions by Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt out of such privileges. You may request a redemption of shares by

32

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open for business. To opt out of telephone privileges, please contact the Fund at 1-888-378-1630.

Redemptions by Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." For more information, call the Fund at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

Redemption Proceeds

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of a Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange a Portfolio's Advisory Class shares for Advisory Class shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a Financial Intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." You may also send exchange requests to the Fund's transfer agent,

33

Boston Financial Data Services ("BFDS"), by mail to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone/Internet. If reasonable procedures are employed, none of Morgan Stanley, BFDS or the Fund will be liable for following telephone/Internet instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone/Internet privileges may be difficult to implement, although this has not been the case with the Fund in the past.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a

34

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

Portfolio. Distributions paid by the Portfolios are not expected to be eligible for lower tax rates applicable to qualified dividends.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. With respect to taxable years of regulated investment companies beginning before January 1, 2014 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (currently at a rate of 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

35

Morgan Stanley Institutional Liquidity Funds Prospectus

Fund Management

Adviser

Morgan Stanley Investment Management Inc. with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: "MS") is the direct parent of the Adviser and the indirect parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2013, the Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Portfolios' Annual Report to shareholders for the fiscal year ended October 31, 2013.

Advisory Fees

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets.

For the fiscal year ended October 31, 2013, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or affiliated rebates, if applicable) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)

Portfolio
Prime Portfolio	0.10%
Money Market Portfolio	0.09%
Government Portfolio	0.02%
Government Securities Portfolio	0.00%
Treasury Portfolio	0.02%
Treasury Securities Portfolio	0.01%
Tax-Exempt Portfolio	0.05%

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Advisory Class, if necessary, if such fees would cause the total annual operating expenses of such Portfolio's Advisory Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Portfolio, if any, the

Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it seems such action is appropriate.

Expense Cap Advisory Class
Prime Portfolio	0.45%
Money Market Portfolio	0.45%
Government Portfolio	0.45%
Government Securities Portfolio	0.45%
Treasury Portfolio	0.45%
Treasury Securities Portfolio	0.45%
Tax-Exempt Portfolio	0.45%

The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

36

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37

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Advisory Class shares of each Portfolio for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratios of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investment		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01 ^^
2009	1.000	0.002		0.000	^	(0.002)		—		1.000	0.23 ^^
Money Market Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01 ^^
2009	1.000	0.003		(0.000	)^	(0.003)		—		1.000	0.31 ^^
Government Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.05%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.04
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.001		0.000	^	(0.001)		—		1.000	0.14
Government Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.03
Treasury Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.03%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02
Treasury Securities Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.02
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02
Tax-Exempt Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01
2009	1.000	0.002		0.000	^	(0.002)		—		1.000	0.19

38

Morgan Stanley Institutional Liquidity Funds Prospectus

Financial Highlights

This information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's report, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Prime Portfolio
2013	$32,791	0.22	%R†	N/A		0.46	%R	0.03	%R	(0.21	)%R	N/A
2012	11,215	0.30	R†	N/A		0.46	R	0.02	R	(0.14	)R	N/A
2011	25,293	0.28	R†	N/A		0.46	R	0.01	R	(0.17	)R	N/A
2010	29,069	0.30	R	N/A		0.46	R	0.01	R	(0.15	)R	N/A
2009	118,342	0.43	†	0.38	%†	0.51		0.32		0.24		N/A
Money Market Portfolio
2013	$2,252	0.25	%R†	N/A		0.47	%R	0.02	%R	(0.20	)%R	N/A
2012	391	0.31	R†	N/A		0.47	R	0.02	R	(0.14	)R	N/A
2011	289	0.29	R†	N/A		0.47	R	0.02	R	(0.16	)R	N/A
2010	248	0.33	R	N/A		0.47	R	(0.01	)R	(0.15	)R	N/A
2009	274	0.47		0.40	%†	0.54	†	0.44		0.37		N/A
Government Portfolio
2013	$305,971	0.08	%R†	N/A		0.46	%R	0.04	%R	(0.34	)%R	N/A
2012	221,443	0.12	R†	N/A		0.46	R	0.05	R	(0.29	)R	N/A
2011	148,418	0.16	R†	N/A		0.47	R	0.01	R	(0.30	)R	N/A
2010	128,054	0.20	R	N/A		0.46	R	0.02	R	(0.24	)R	N/A
2009	177,538	0.41	†	0.37	%†	0.50		0.19		0.10		N/A
Government Securities Portfolio
2013	$100	0.09	%R†	N/A		0.59	%R	0.01	%R	(0.49	)%R	N/A
2012	100	0.06	R†	N/A		0.50	R	0.01	R	(0.43	)R	N/A
2011	100	0.12	R†	N/A		0.50	R	0.00	R§	(0.38	)R	N/A
2010	100	0.15	R	N/A		0.49	R	0.01	R	(0.33	)R	N/A
2009	100	0.29	†	0.26	%†	0.52	†	0.03		(0.20)		N/A
Treasury Portfolio
2013	$287,694	0.07	%R†	N/A		0.46	%R	0.03	%R	(0.36	)%R	N/A
2012	221,433	0.11	R†	N/A		0.46	R	0.02	R	(0.33	)R	N/A
2011	116,858	0.12	R†	N/A		0.47	R	0.00	R§	(0.35	)R	N/A
2010	51,426	0.17	R	N/A		0.46	R	0.02	R	(0.27	)R	N/A
2009	98,091	0.29	†	0.22	%†	0.53	†	0.02		(0.22)		N/A
Treasury Securities Portfolio
2013	$100	0.07	%R†	N/A		0.47	%R	0.01	%R	(0.39	)%R	N/A
2012	100	0.05	R†	N/A		0.46	R	0.01	R	(0.40	)R	N/A
2011	100	0.01	R†	N/A		0.51	R	0.00	R§	(0.50	)R	N/A
2010	100	0.16	R	N/A		1.02	R	(0.04	)R	(0.90	)R	N/A
2009	100	0.14	†	N/A		0.60	†	0.02		(0.44)		N/A
Tax-Exempt Portfolio
2013	$7,596	0.14	%R+†	N/A		0.50	%R	0.01	%R+	(0.35	)%R	0.00	%§
2012	7,640	0.15	R+†	N/A		0.47	R	0.01	R+	(0.31	)R	0.00	§
2011	6,409	0.21	R+†	N/A		0.48	R	0.02	R+	(0.25	)R	0.00	§
2010	6,213	0.29	R	N/A		0.47	R	0.01	R	(0.17	)R	N/A
2009	4,990	0.39	+†	0.35	%+†	0.50	+	0.18	+	0.07	+	0.01

39

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  ^  Amount is less than $0.0005 per share.

  R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  †  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

  §  Amount is less than 0.005%.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

40

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Where to Find Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated February 28, 2014, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Portfolios publish Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about the respective Portfolio's investments. In each Portfolio's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected such Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund (including the Statement of Additional Information and Shareholder Reports) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder Reports and other information about the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Morgan Stanley Institutional Liquidity Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call the Fund toll-free at 1-888-378-1630.

Prices and Investment Results are available
at www.morganstanley.com/liquidity.

The Fund's Investment Company Act registration number is 811-21339.

LFADVPRO 2/14

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Participant Class Portfolios

Prime Portfolio

Money Market Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Prospectus

February 28, 2014

Fund	Ticker Symbol
Prime Portfolio	MPNXX
Money Market Portfolio	MMNXX
Government Portfolio	MPCXX
Government Securities Portfolio	MGPXX
Treasury Portfolio	MTCXX
Treasury Securities Portfolio	MPRXX
Tax-Exempt Portfolio	MXPXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FSVPRO-00

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses*	0.71%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

1

Prime Portfolio (Cont'd)

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.22%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Prime Portfolio	0.01%	0.01%	1.59%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Participant Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

2

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.07%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses*	0.72%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

3

Money Market Portfolio (Cont'd)

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.23%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Money Market Portfolio	0.01%	0.01%	1.61%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Participant Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

4

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses*	0.71%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

5

Government Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.20%
Low Quarter	3/31/11	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Government Portfolio	0.05%	0.03%	1.55%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Participant Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

6

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.19%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses*	0.84%
Fee Waiver and/or Expense Reimbursement*	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

7

Government Securities Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	9/30/11	0.00%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.01%	0.17%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Participant Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

8

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses*	0.71%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.20%
Low Quarter	12/31/10	0.00%

9

Treasury Portfolio (Cont'd)

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Treasury Portfolio	0.03%	0.02%	1.43%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Participant Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

10

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.07%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses*	0.72%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/09	0.00%
Low Quarter	3/31/10	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 10/27/08
Treasury Securities Portfolio	0.01%	0.01%	0.01%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

11

Treasury Securities Portfolio (Cont'd)

Purchase and Sale of Portfolio Shares

Participant Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

12

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.10%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses*	0.75%
Fee Waiver and/or Expense Reimbursement*	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

13

Tax-Exempt Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.80%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 11/01/04
Tax-Exempt Portfolio	0.01%	0.01%	1.06%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Participant Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the

Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that are generally not subject to federal income tax; however the Portfolio may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Portfolio's distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

14

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the

15

possibility of adverse political, economic or other developments affecting the issuers of these securities.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

16

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

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To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities

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or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the United States. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

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Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Portfolio is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

economic, business or political developments which might affect all municipal obligations in that particular economic sector. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the

Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations

Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities

The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation

The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of a Portfolio.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Foreign Securities

Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.

Custodial Receipts

Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Additionally, the Dodd-Frank Act, including the Volcker Rule, among other regulatory changes, may affect the ability of bank-sponsored tender option bonds to continue to operate or remain cost-effective investments for a Portfolio.

Corporate Debt Obligations

Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Revenue Bonds

Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, there could be economic, business or political developments which might affect such municipal obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital

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to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.

Asset-Backed Securities

Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by certain Portfolios may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies

The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to a Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than

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Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

advisory and administrative fees of affiliated money market funds.

Promissory Notes

Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes

Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Municipal Obligations

Certain Portfolios will purchase municipal obligations subject to any restraints set forth under Rule 2a-7 under the 1940 Act. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, each Portfolio may invest without limit in cash or cash equivalents and Tax-Exempt Portfolio may invest without limit in taxable money market securities for temporary defensive purposes that may be inconsistent with the Portfolios' principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not meet its investment objective.

29

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Share Class Arrangements

This Prospectus offers Participant Class shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Minimum Investment Amount

Participant Class shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Distributor

Shares of the Portfolios are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of each Portfolio on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of a Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund's SAI.

The Fund has adopted a Distribution Plan for each Portfolio's Participant Class shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the Distributor to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for, providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly distribution fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Participant Class shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

The Fund has also adopted a Shareholder Service Plan for each Portfolio's Participant Class shares to pay the Distributor to provide for, or to compensate service organizations for providing personal and account maintenance services and administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly service fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

Because such distribution and service fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt

30

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Pricing of Portfolio Shares

Participant Class shares of the Portfolios may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order and State Street Bank and Trust Company (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Participant Class shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How to Purchase Shares

Participant Class shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary.

Purchasing Shares Through a Financial Intermediary

You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a "Financial Intermediary"). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Investors purchasing Participant Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Participant Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.

Purchasing Shares Directly From the Fund

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, and purchase Participant Class shares of a Portfolio by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8:00 a.m.-6:00 p.m. EST) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Liquidity Funds.

31

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to 15 calendar days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase Participant Class shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You must forward a completed New Account Application to the Transfer Agent in advance of the wire by following the instructions under "Initial Purchase by Mail." You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

*  For international investments into the US funds, BIC Code: SBOSUS33XXX must be referenced, as well as the information listed above.

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your New Account Application and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity. For more information, call Morgan Stanley Services Company Inc. at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Participant Class shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "How to Purchase Shares."

General

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

How to Redeem Shares

You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Redemptions by Letter

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the account name, the account number, the name of the Portfolio and the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered, and whether you wish to receive the redemption proceeds by check or by wire to the bank account we have on file for you;

(b)  Any required signature guarantees if you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account; and

(c)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

Redemptions by Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open for business. To opt out of telephone privileges, please contact the Fund at 1-888-378-1630.

Redemptions by Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." For more information, call the Fund at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

Redemption Proceeds

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of a Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily

33

marketable securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange a Portfolio's Participant Class shares for Participant Class shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a Financial Intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." You may also send exchange requests to the Fund's transfer agent, Boston Financial Data Services ("BFDS"), by mail to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone/Internet. If reasonable procedures are employed, none of Morgan Stanley, BFDS or the Fund will be liable for following telephone/Internet instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone/Internet privileges may be difficult to implement, although this has not been the case with the Fund in the past.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in

34

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Portfolio. Distributions paid by the Portfolios are not expected to be eligible for lower tax rates applicable to qualified dividends.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. With respect to taxable years of regulated investment companies beginning before January 1, 2014 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (currently, at a rate of 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

35

Morgan Stanley Institutional Liquidity Funds Prospectus

Fund Management

Adviser

Morgan Stanley Investment Management Inc. with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: "MS") is the direct parent of the Adviser and the indirect parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2013, the Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Portfolios' Annual Report to shareholders for the fiscal year ended October 31, 2013.

Advisory Fees

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets.

For the fiscal year ended October 31, 2013, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or affiliated rebates, if applicable) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)

Portfolio

Prime Portfolio	0.10%
Money Market Portfolio	0.09%
Government Portfolio	0.02%
Government Securities Portfolio	0.00%
Treasury Portfolio	0.02%
Treasury Securities Portfolio	0.01%
Tax-Exempt Portfolio	0.05%

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class, if necessary, if such fees would cause the total annual operating expenses of such Portfolio's Participant Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Portfolio, if any, the

Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it seems such action is appropriate.

Expense Cap Participant Class
Prime Portfolio	0.70%
Money Market Portfolio	0.70%
Government Portfolio	0.70%
Government Securities Portfolio	0.70%
Treasury Portfolio	0.70%
Treasury Securities Portfolio	0.70%
Tax-Exempt Portfolio	0.70%

The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

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37

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Participant Class shares of each Portfolio for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratios of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01 ^^
2009	1.000	0.002		0.000	^	(0.002)		—		1.000	0.15 ^^
Money Market Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	(0.000	)††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01 ^^
2009	1.000	0.002		0.000	^	(0.002)		—		1.000	0.21 ^^
Government Portfolio
2013	$1.000	$(0.000	)††^	$0.000	^	$(0.000	)^	$—		$1.000	0.05%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.04
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.001		0.000	^	(0.001)		—		1.000	0.08
Government Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02
Treasury Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.03%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.01
Treasury Securities Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01
2009	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000	0.02
Tax-Exempt Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01
2009	1.000	0.001		0.000	^	(0.001)		—		1.000	0.09

38

Morgan Stanley Institutional Liquidity Funds Prospectus

February 28, 2013

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Prime Portfolio
2013	$6,319	0.23	%R†	N/A		0.71	%R	0.02	%R	(0.46	)%R	N/A
2012	1,769	0.30	R†	N/A		0.71	R	0.02	R	(0.39	)R	N/A
2011	5,391	0.27	R†	N/A		0.71	R	0.02	R	(0.42	)R	N/A
2010	4,078	0.30	R	N/A		0.71	R	0.01	R	(0.40	)R	N/A
2009	13,436	0.53	†	0.47	%†	0.76		0.17		(0.06)		N/A
Money Market Portfolio
2013	$4,555	0.24	%R†	N/A		0.72	%R	0.03	%R	(0.45	)%R	N/A
2012	581	0.32	R†	N/A		0.72	R	0.01	R	(0.39	)R	N/A
2011	2,065	0.33	R†	N/A		0.72	R	(0.02	)R	(0.41	)R	N/A
2010	5,422	0.34	R	N/A		0.72	R	(0.02	)R	(0.40	)R	N/A
2009	34,092	0.48	†	0.43	%†	0.76	†	0.18		(0.10)		N/A
Government Portfolio
2013	$100	0.08	%R†	N/A		0.71	%R	0.04	%R	(0.59	)%R	N/A
2012	100	0.12	R†	N/A		0.71	R	0.05	R	(0.54	)R	N/A
2011	100	0.16	R†	N/A		0.72	R	0.01	R	(0.55	)R	N/A
2010	100	0.20	R	N/A		0.71	R	0.02	R	(0.49	)R	N/A
2009	100	0.44	†	0.40	%†	0.75		0.07		(0.24)		N/A
Government Securities Portfolio
2013	$100	0.09	%R†	N/A		0.84	%R	0.01	%R	(0.74	)%R	N/A
2012	100	0.06	R†	N/A		0.75	R	0.01	R	(0.68	)R	N/A
2011	100	0.11	R†	N/A		0.75	R	0.01	R	(0.63	)R	N/A
2010	100	0.15	R	N/A		0.74	R	0.01	R	(0.58	)R	N/A
2009	100	0.30	†	0.27	%†	0.77	†	0.02		(0.45)		N/A
Treasury Portfolio
2013	$105	0.07	%R†	N/A		0.71	%R	0.03	%R	(0.61	)%R	N/A
2012	137	0.11	R†	N/A		0.71	R	0.02	R	(0.58	)R	N/A
2011	129	0.12	R†	N/A		0.72	R	0.00	R§	(0.60	)R	N/A
2010	127	0.17	R	N/A		0.71	R	0.02	R	(0.52	)R	N/A
2009	128	0.29	†	0.22	%†	0.78	†	0.01		(0.48)		N/A
Treasury Securities Portfolio
2013	$100	0.07	%R†	N/A		0.72	%R	0.01	%R	(0.64	)%R	N/A
2012	100	0.05	R†	N/A		0.71	R	0.01	R	(0.65	)R	N/A
2011	100	0.01	R†	N/A		0.76	R	0.00	R§	(0.75	)R	N/A
2010	100	0.17	R	N/A		1.28	R	(0.05	)R	(1.16	)R	N/A
2009	100	0.14	†	N/A		0.85	†	0.02		(0.69)		N/A
Tax-Exempt Portfolio
2013	$13,193	0.14	%R+†	N/A		0.75	%R	0.01	%R+	(0.60	)R	0.00	%§
2012	14,127	0.15	R+†	N/A		0.72	R	0.01	R+	(0.56	)R	0.00	§
2011	18,505	0.21	R+†	N/A		0.73	R	0.02	R+	(0.50	)R	0.00	§
2010	17,929	0.29	R	N/A		0.72	R	0.01	R	(0.42	)R	N/A
2009	15,578	0.50	+†	0.45	%+†	0.75	+	0.11	+	(0.14	)+	0.01
This information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's report, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

39

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  ^  Amount is less than $0.0005 per share.

  R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  †  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

  §  Amount is less than 0.005%.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

40

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41

Where to Find Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated February 28, 2014, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Portfolios publish Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about the respective Portfolio's investments. In each Portfolio's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected such Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund (including the Statement of Additional Information and Shareholder Reports) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder Reports and other information about the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Morgan Stanley Institutional Liquidity Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call the Fund toll-free at 1-888-378-1630.

Prices and Investment Results are available at www.morganstanley.com/liquidity.

The Fund's Investment Company Act registration number is 811-21339.

LFPCPRO 2/14

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Cash Management Class Portfolios

Prime Portfolio

Money Market Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Prospectus

February 28, 2014

Fund	Ticker Symbol
Prime Portfolio	MSPXX
Money Market Portfolio	MSHXX
Government Portfolio	MSGXX
Government Securities Portfolio	MCHXX
Treasury Portfolio	MREXX
Treasury Securities Portfolio	MHSXX
Tax-Exempt Portfolio	MTMXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Portfolio Operating Expenses*	0.36%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

1

Prime Portfolio (Cont'd)

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.04%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/14/08
Prime Portfolio	0.01%	0.02%	0.13%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Cash Management Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

2

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.07%
Shareholder Service Fee	0.05%
Total Annual Portfolio Operating Expenses*	0.37%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations.

The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may

3

Money Market Portfolio (Cont'd)

result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.28%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/15/05
Money Market Portfolio	0.01%	0.04%	1.67%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Cash Management Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

4

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Portfolio Operating Expenses*	0.36%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

5

Government Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.01%
Low Quarter	6/30/09	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/14/08
Government Portfolio	0.05%	0.03%	0.11%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Cash Management Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

6

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.19%
Shareholder Service Fee	0.05%
Total Annual Portfolio Operating Expenses*	0.49%
Fee Waiver and/or Expense Reimbursement*	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

7

Government Securities Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.00%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 07/21/08
Government Securities Portfolio	0.01%	0.01%	0.09%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Cash Management Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

8

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Portfolio Operating Expenses*	0.36%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

9

Treasury Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.26%
Low Quarter	3/31/09	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/15/05
Treasury Portfolio	0.03%	0.02%	1.45%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Cash Management Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

10

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.07%
Shareholder Service Fee	0.05%
Total Annual Portfolio Operating Expenses*	0.37%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.01%
Low Quarter	3/31/09	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.01%	0.01%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

11

Treasury Securities Portfolio (Cont'd)

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Cash Management Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

12

Morgan Stanley Institutional Liquidity Funds Prospectus

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.10%
Other Expenses	0.10%
Shareholder Service Fee	0.05%
Total Annual Portfolio Operating Expenses*	0.40%
Fee Waiver and/or Expense Reimbursement*	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

13

Tax-Exempt Portfolio (Cont'd)

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.85%
Low Quarter	3/31/13	0.00%

Average Annual Total Returns
(for Periods Ended December 31, 2013)

	Past One Year	Past Five Years	Since Inception 08/15/05
Tax-Exempt Portfolio	0.01%	0.02%	1.10%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Portfolio Shares

Cash Management Class shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Minimum Investment Amount."

Portfolio shares may be purchased or sold directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by calling Morgan Stanley Services Company Inc. or the

Fund at 1-888-378-1630 or by contacting your authorized financial intermediary. You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account. For more information, please refer to the sections of this Prospectus entitled "Shareholder Information—How to Purchase Shares" and "Shareholder Information—How to Redeem Shares."

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that are generally not subject to federal income tax; however the Portfolio may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. To the extent that the Portfolio's distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

14

Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

15

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include the possibility of adverse political, economic or other developments affecting the issuers of these securities.

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To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•  Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

The Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities

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or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the United States. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

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Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable NAV of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, for example, credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The Portfolio is subject to added credit risk if it concentrates its investments in a single economic sector, which could be effected by

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Morgan Stanley Institutional Liquidity Funds Prospectus

Details of the Portfolios

economic, business or political developments which might affect all municipal obligations in that particular economic sector. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying

Portfolio expenses out of Portfolio assets and could impair the Portfolio's ability to maintain a stable NAV.

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations

Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities

The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation

The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of a Portfolio.

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Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

Foreign Securities

Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.

Custodial Receipts

Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Additionally, the Dodd-Frank Act, including the Volcker Rule, among other regulatory changes, may affect the ability of bank-sponsored tender option bonds to continue to operate or remain cost-effective investments for a Portfolio.

Corporate Debt Obligations

Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Revenue Bonds

Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, there could be economic, business or political developments which might affect such municipal obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital's gross receipts and net income available to service its debt are

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demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.

Asset-Backed Securities

Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third-party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by certain Portfolios may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies

The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to a Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than

28

Morgan Stanley Institutional Liquidity Funds Prospectus

Additional Information about the Portfolios' Investment Strategies and Related Risks

advisory and administrative fees of affiliated money market funds.

Promissory Notes

Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes

Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Municipal Obligations

Certain Portfolios will purchase municipal obligations subject to any restraints set forth under Rule 2a-7 under the 1940 Act. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, each Portfolio may invest without limit in cash or cash equivalents and Tax-Exempt Portfolio may invest without limit in taxable money market securities for temporary defensive purposes that may be inconsistent with the Portfolios' principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not meet its investment objective.

29

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Share Class Arrangements

This Prospectus offers Cash Management Class shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Minimum Investment Amount

Cash Management Class shares are available to clients of the Adviser with investments at the time of initial purchase of at least $1,000,000 or to clients of Morgan Stanley & Co. LLC and its broker-dealer affiliates. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Distributor

Shares of the Portfolios are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of each Portfolio on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of a Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Portfolio shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund's SAI.

The Fund has adopted a Distribution Plan for each Portfolio's Cash Management Class shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the Distributor to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for, providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly distribution fee which shall not exceed during any one year 0.10% of each Portfolio's average daily net assets of Cash Management Class shares which are beneficially owned by the customers of such service organization during such period. The Distributor may waive distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

The Fund has also adopted a Shareholder Service Plan for each Portfolio's Cash Management Class shares to pay the Distributor to provide for, or to compensate service organizations for providing administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly service fee which shall be assessed at an annual rate of 0.05% of each Portfolio's average daily net assets of Cash Management Class Shares which are owned beneficially by the customers of such service organization during such period. The Distributor may waive distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income. The Distributor may discontinue these voluntary fee waivers at any time in the future.

Because such distribution and service fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

30

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Pricing of Portfolio Shares

Cash Management Class shares of the Portfolios may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order and State Street Bank and Trust Company (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Cash Management Class shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How to Purchase Shares

Cash Management Class shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary.

Purchasing Shares Through a Financial Intermediary

You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a "Financial Intermediary"). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's Custodian in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Investors purchasing Cash Management Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing Cash Management Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.

Purchasing Shares Directly From the Fund

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, and purchase Cash Management Class shares of a Portfolio by completing and signing a New Account Application which you can obtain by calling Morgan Stanley Services Company Inc. or the Fund at (888) 378-1630 (which is generally accessible weekdays 8 a.m.-6 p.m. EST) and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Liquidity Funds.

31

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to 15 calendar days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire

You may purchase Cash Management Class shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You must forward a completed New Account Application to the Transfer Agent in advance of the wire by following the instructions under "Initial Purchase by Mail." You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

*  For international investments into the US funds, BIC Code: SBOSUS33XXX must be referenced, as well as, the information listed above.

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your New Account Application and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity. For more information, call Morgan Stanley Services Company Inc. at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Cash Management Class shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "How to Purchase Shares."

General

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

How to Redeem Shares

You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Redemptions by Letter

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

32

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the account name, the account number, the name of the Portfolio and the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered, and whether you wish to receive the redemption proceeds by check or by wire to the bank account we have on file for you;

(b)  Any required signature guarantees if you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account; and

(c)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

Redemptions by Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling the Fund to opt out of such privileges. You may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you. Telephone redemptions and exchanges may not be available if you cannot reach the Fund by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by the Fund between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open for business. To opt out of telephone privileges, please contact the Fund at 1-888-378-1630.

Redemptions by Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity, provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." For more information, call the Fund at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

Redemption Proceeds

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of a Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily

33

marketable securities held by the Portfolio from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange a Portfolio's Cash Management Class shares for Cash Management Class shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a Financial Intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com/liquidity provided you have a pre-established Internet trading account, as set forth above under "How to Purchase Shares." You may also send exchange requests to the Fund's transfer agent, Boston Financial Data Services ("BFDS"), by mail to Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling the Fund at 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a Financial Intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. The Fund reserves the right to reject an exchange order for any reason.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number and password/authorization codes, including PIN (Personal Identification Number)), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone/Internet. If reasonable procedures are employed, none of Morgan Stanley, BFDS or the Fund will be liable for following telephone/Internet instructions which it reasonably believes to be genuine. During periods of drastic economic or market changes, it is possible that the telephone/Internet privileges may be difficult to implement, although this has not been the case with the Fund in the past.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in

34

Morgan Stanley Institutional Liquidity Funds Prospectus

Shareholder Information

the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Portfolio. Distributions paid by the Portfolios are not expected to be eligible for lower tax rates applicable to qualified dividends.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. With respect to taxable years of regulated investment companies beginning before January 1, 2014 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (currently, at a rate of 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

35

Morgan Stanley Institutional Liquidity Funds Prospectus

Fund Management

Adviser

Morgan Stanley Investment Management Inc. with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: "MS") is the direct parent of the Adviser and the indirect parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2013, the Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Portfolios' Annual Report to shareholders for the fiscal year ended October 31, 2013.

Advisory Fees

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets.

For the fiscal year ended October 31, 2013, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or affiliated rebates, if applicable) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)
Portfolio

Prime Portfolio	0.10%
Money Market Portfolio	0.09%
Government Portfolio	0.02%
Government Securities Portfolio	0.00%
Treasury Portfolio	0.02%
Treasury Securities Portfolio	0.01%
Tax-Exempt Portfolio	0.05%

Morgan Stanley Investment Management Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Cash Management Class, if necessary, if such fees would cause the total annual operating expenses of such Portfolio's Cash Management Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Portfolio, if any, the

Adviser and Administrator exclude from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it seems such action is appropriate.

Expense Cap Cash Management Class
Prime Portfolio	0.35%
Money Market Portfolio	0.35%
Government Portfolio	0.35%
Government Securities Portfolio	0.35%
Treasury Portfolio	0.35%
Treasury Securities Portfolio	0.35%
Tax-Exempt Portfolio	0.35%

The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

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37

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of the Cash Management Class shares of each Portfolio for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratios of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.03 ^^
2009	1.000	0.002		(0.000	)^	(0.002)		—		1.000	0.21 ^^
Money Market Portfolio
2013	$1.000	$(0.000	)††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.03
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.03
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.03 ^^
2009	1.000	0.003		(0.000	)^	(0.003)		—		1.000	0.28 ^^
Government Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.05%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.04
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.001		0.000	^	(0.001)		—		1.000	0.12
Government Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02
Treasury Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.03%
2012	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.02
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02
Treasury Securities Portfolio
2013	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2010	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.02
2009	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02
Tax-Exempt Portfolio
2013	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%
2012	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01
2011	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01
2010	1.000	0.000	††^	0.000	^	(0.000	)^	(0.000	)^	1.000	0.01
2009	1.000	0.002		0.000	^	(0.002)		—		1.000	0.16

38

Morgan Stanley Institutional Liquidity Funds Prospectus

Financial Highlights

This information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's report, along with each Portfolio's financial statements, are incorporated by reference into the Portfolios' SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Prime Portfolio
2013	$1,830	0.24	%R†	N/A		0.36	%R	0.01	%R	(0.11	)%R	N/A
2012	1,493	0.29	R†	N/A		0.36	R	0.03	R	(0.04	)R	N/A
2011	388	0.26	R†	N/A		0.36	R	0.03	R	(0.07	)R	N/A
2010	1,912	0.34	R	N/A		0.45	R	(0.03	)R	(0.14	)R	N/A
2009	3,533	0.46	†	0.41	%†	0.56		0.28		0.18		N/A
Money Market Portfolio
2013	$29,850	0.27	%R†	N/A		0.37	%R	(0.00	)%R§	(0.10	)%R	N/A
2012	79,398	0.30	R†	N/A		0.37	R	0.03	R	(0.04	)R	N/A
2011	78,453	0.28	R†	N/A		0.37	R	0.03	R	(0.06	)R	N/A
2010	128,496	0.30	R	N/A		0.46	R	0.02	R	(0.14	)R	N/A
2009	147,565	0.48	†	0.40	%†	0.58	†	0.32		0.22		N/A
Government Portfolio
2013	$52,948	0.08	%R†	N/A		0.36	%R	0.04	%R	(0.24	)%R	N/A
2012	2,764	0.12	R†	N/A		0.36	R	0.05	R	(0.19	)R	N/A
2011	1,092	0.16	R†	N/A		0.37	R	0.01	R	(0.20	)R	N/A
2010	1,644	0.18	R	N/A		0.45	R	0.04	R	(0.23	)R	N/A
2009	3,119	0.42	†	0.38	%†	0.55		0.13		0.00	§	N/A
Government Securities Portfolio
2013	$5,911	0.09	%R†	N/A		0.49	%R	0.01	%R	(0.39	)%R	N/A
2012	13,740	0.06	R†	N/A		0.40	R	0.01	R	(0.33	)R	N/A
2011	14,685	0.11	R†	N/A		0.40	R	0.01	R	(0.28	)R	N/A
2010	10,111	0.14	R	N/A		0.48	R	0.02	R	(0.32	)R	N/A
2009	20,227	0.31	†	0.28	%†	0.56		0.03		(0.22)		N/A
Treasury Portfolio
2013	$104,164	0.07	%R†	N/A		0.36	%R	0.03	%R	(0.26	)%R	N/A
2012	419,549	0.11	R†	N/A		0.36	R	0.02	R	(0.23	)R	N/A
2011	315,795	0.12	R†	N/A		0.37	R	0.00	R§	(0.25	)R	N/A
2010	257,495	0.18	R	N/A		0.45	R	0.01	R	(0.26	)R	N/A
2009	264,840	0.29	†	0.23	%†	0.58	†	0.02		(0.27)		N/A
Treasury Securities Portfolio
2013	$149,890	0.07	%R†	N/A		0.37	%R	0.01	%R	(0.29	)%R	N/A
2012	169,144	0.05	R†	N/A		0.36	R	0.01	R	(0.30	)R	N/A
2011	42,784	0.01	R†	N/A		0.41	R	0.00	R§	(0.40	)R	N/A
2010	15,661	0.17	R	N/A		1.02	R	(0.05	)R	(0.90	)R	N/A
2009	27,852	0.14	†	N/A		0.61	†	0.01		(0.46)		N/A
Tax-Exempt Portfolio
2013	$32,704	0.14	%R+†	N/A		0.40	%R	0.01	%R+	(0.25	)%R	0.00	%§
2012	650,822	0.15	R+†	N/A		0.37	R	0.01	R+	(0.21	)R	0.00	§
2011	625,170	0.22	R+†	N/A		0.38	R	0.01	R+	(0.15	)R	0.00	§
2010	785,955	0.30	R	N/A		0.47	R	0.00	R§	(0.17	)R	N/A
2009	944,717	0.44	+†	0.39	%+†	0.56	+†	0.19	+	0.07	+	0.01

39

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  ^  Amount is less than $0.0005 per share.

  R  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  †  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

  §  Amount is less than 0.005%.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

40

Where to Find Additional Information

In addition to this Prospectus, the Portfolios have a Statement of Additional Information, dated February 28, 2014, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Portfolios publish Annual and Semiannual Reports to Shareholders ("Shareholder Reports") that contain additional information about the respective Portfolio's investments. In each Portfolio's Annual Report to Shareholders, you will find a discussion of the market conditions and the investment strategies that significantly affected such Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/liquidity. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund (including the Statement of Additional Information and Shareholder Reports) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder Reports and other information about the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Morgan Stanley Institutional Liquidity Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call the Fund toll-free at 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/liquidity.

The Fund's Investment Company Act registration number is 811-21339.

LFCMCPRO 2/14

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2014

Share Class and Ticker Symbol
Portfolio Name	Institutional Class	Institutional Select Class	Investor Class	Administrative Class	Advisory Class	Participant Class	Cash Management Class
Money Market	MPUXX	MMRXX	MIOXX	MANXX	MVSXX	MMNXX	MSHXX
Prime	MPFXX	MPEXX	MPVXX	MPMXX	MAVXX	MPNXX	MSPXX
Government	MVRXX	MGSXX	MVVXX	MGOXX	MAYXX	MPCXX	MSGXX
Government Securities	MUIXX	MSVXX	MVIXX	MGAXX	MVAXX	MGPXX	MCHXX
Treasury	MISXX	MTSXX	MTNXX	MTTXX	MAOXX	MTCXX	MREXX
Treasury Securities	MSUXX	MSSXX	MNVXX	MAMXX	MVYXX	MPRXX	MHSXX
Tax-Exempt	MTXXX	MXSXX	MXIXX	MXAXX	MADXX	MXPXX	MTMXX

Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund currently consisting of the following seven portfolios: the Money Market Portfolio, the Prime Portfolio, the Government Portfolio, the Government Securities Portfolio, the Treasury Portfolio, the Treasury Securities Portfolio and the Tax-Exempt Portfolio (the "Portfolios"). Each Portfolio offers the following classes of shares: Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. The Fund is designed to provide investors with a variety of liquidity options. This Statement of Additional Information (the "SAI") sets forth information about the Fund and information applicable to the Portfolios. This SAI is not a prospectus but should be read in conjunction with the Fund's prospectuses relating to the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class dated February 28, 2014, as may be supplemented from time to time. To obtain any of these prospectuses, please call Shareholder Services at the number indicated below. The Fund's most recent Annual Report to Shareholders is a separate document supplied with this SAI. The Fund's Annual Report to Shareholders includes the Fund's audited financial statements, including notes thereto, and the report of the Fund's independent registered public accounting firm, which are incorporated by reference into this SAI.

SHAREHOLDER SERVICES: 1-888-378-1630
PRICES AND INVESTMENT RESULTS: WWW.MORGANSTANLEY.COM/LIQUIDITY

-i-

INVESTMENTS AND INVESTMENT STRATEGIES

The following discussion of each Portfolio's investments and risks should be read in conjunction with the sections of the Fund's Prospectuses entitled "Principal Investment Strategies," "Principal Risks," "Approach," and "Additional Information about the Portfolios' Investment Strategies and Related Risks." The Portfolios investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act").

U.S. Treasury Obligations and U.S. Government Securities. U.S. Treasury Obligations include securities issued or guaranteed by the U.S. Treasury ("U.S. Treasury Obligations"). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. Government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

U.S. government securities are obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises ("U.S. Government Securities"), which may or may not be backed by the full faith and credit of the U.S. Government. Some U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury (such as in the case of those issued by the Government National Mortgage Association ("Ginnie Mae")) through provisions in its charter that it may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt); others (such as those issued by the Federal Home Loan Banks) are not backed by the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; others (such as those issued by the Federal National Mortgage Association ("Fannie Mae")) are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the issuer to assist them in meeting their debt obligations; and others (such as those issued by the Federal Farm Credit System) by only the credit of the issuer.

If a U.S. Government Security is not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. Government Securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

An instrumentality is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed.

Some Portfolios invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and Student Loan Marketing Association.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Asset-Backed Securities. A Portfolio may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop mortgage-backed securities. These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. A Portfolio may invest in any type of asset-backed security. Asset-backed securities generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches or subsidiaries of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Investment Companies. A Portfolio may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

To the extent permitted by applicable law, a Portfolio may invest all or some of its short-term cash investments in any money market fund advised or managed by Morgan Stanley Investment Management Inc. (the "Adviser") or its affiliates. In connection with any such investments, the Portfolio, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Portfolio bearing some additional expenses.

Corporates. Corporate bonds ("Corporates") are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolios will buy Corporates subject to any quality constraints set forth under Rule 2a-7 of the 1940 Act.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Industrial Development and Pollution Control Bonds. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Portfolio in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

Lease Obligations. Included within the revenue bonds category in which certain Portfolios may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Floating and Variable Rate Obligations. The Portfolios may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the 1940 Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution. Certain of these obligations may be in the form of preferred shares of registered closed-end investment companies.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in corporate debt. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 5% in illiquid securities, including funding agreements.

Repurchase Agreements. The Portfolios may invest in repurchase agreements. These agreements typically involve the acquisition by the Portfolios of debt securities from a selling financial institution (such as a bank or broker-dealer), coupled with an agreement that the institution will repurchase the underlying security, at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities, which serve as collateral for the agreement, will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. The Portfolios will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Trustees that are designed to minimize such risks. These procedures include affecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolios will seek to liquidate such collateral. However, the exercising of a Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolios could suffer a loss. Certain Portfolios may invest in repurchase agreements backed by municipal securities and non-governmental collateral such as corporate debt obligations, convertible securities and common and preferred stock. Certain of these securities may be rated below investment grade. A Portfolio will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Portfolio, amounts to more than 5% of its net assets. A Portfolio's investments in repurchase agreements may at times be substantial when, in the view of the Portfolio's Adviser, liquidity or other conditions warrant.

Reverse Repurchase Agreements. The Portfolios may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by a Portfolio of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. Opportunities to achieve this advantage may not always be available, and each Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. Each Portfolio will also earmark cash or segregate liquid assets or establish a segregated account with its Custodian bank in which it will maintain cash or liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by a Portfolio and for purposes other than meeting redemptions may not exceed 5% of a Portfolio's total assets.

Private Placements. The Portfolios may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Section 4(2) and Rule 144A securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. To the extent these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Fund may be required to bear the expenses of registration.

The Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolios. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities."

Put Options. Certain Portfolios may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Portfolio pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Portfolio to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Portfolio shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Adviser considers, among other things, the amount of cash available to the Portfolio, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Portfolio.

The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Portfolio's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund's Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the Financial Industry Regulatory Authority ("FINRA") or members of a national securities exchange. The Trustees have directed the Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

Municipal Obligations. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent a Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds, and may collapse the tender option bond trust, in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Additionally, the Dodd-Frank Act, including the Volcker Rule, among other regulatory changes, may affect the ability of bank-sponsored tender option bonds to continue to operate or remain cost-effective investments for a Fund.

Variable Rate Master Demand Notes. These are obligations that permit a Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

When-Issued Securities. Certain fixed income securities are purchased on a "when-issued" basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until a Portfolio receives payment or delivery from the other party to the transaction. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will also earmark cash or segregate liquid securities or maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

Yankee and Eurobond Obligations. Certain Portfolios may invest in Eurobond and Yankee obligations provided that such obligations are U.S. dollar-denominated. Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

Zero Coupons. Zero coupon bonds ("Zero Coupons") are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at substantial discounts from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Portfolio intends to pass along such interest as a component of the Portfolios' distributions of net investment income.

Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, Zero Coupon prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor.

Leveraging. Each Portfolio may borrow money from a bank in an amount up to 33 1/3% of its respective total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Portfolio will maintain asset coverage in accordance with the 1940 Act. Leveraging portfolio assets has speculative characteristics. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to maintain asset coverage. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's portfolio securities.

Regulatory Matters. The Fund has filed a notice of eligibility with the National Futures Association ("NFA") claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended ("CEA"), and the rules of the U.S. Commodity Futures Trading Commission ("CFTC") promulgated thereunder, with respect to the Portfolios' operations. Therefore, neither the Portfolios nor the Adviser (with respect to the Portfolios) are subject to registration or regulation as a commodity pool or CPO under the CEA. If the Portfolios become subject to these requirements, as well as related NFA rules, the Portfolios may incur additional compliance and other expenses.

INVESTMENT OBJECTIVES AND LIMITATIONS

Fundamental Objectives/Limitations. Each Portfolio's investment objective has been adopted as fundamental and the Portfolios are subject to the following restrictions which are also fundamental policies and may not be changed without the approval of the lesser of (1) at least 67% of the voting securities of the respective Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the respective Portfolio.

As a matter of fundamental policy, each Portfolio will not change its investment objective and will not:

(1)  invest in physical commodities or contracts on physical commodities;

(2)  purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

(3)  make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

(4)  with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

(5)  purchase any securities other than obligations of U.S. regulated banks or of the U.S. Government, or its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, industrial development bonds, if immediately after such purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, to industrial development bonds where the users of the facilities financed by such bonds are in the same industry;

(6)  with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(7)  borrow money, except (i) each Portfolio may borrow money from a bank in an amount up to 5% of its total assets; (ii) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests which might otherwise require the untimely disposition of securities; and (iii) in connection with reverse repurchase agreements, provided that (i), (ii) and (iii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(8)  issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements or reverse repurchase agreements; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) borrowing money as set forth above; or (d) lending portfolio securities; and

(9)  underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of restricted securities).

In addition, as a non-fundamental policy, each Portfolio will not invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder. Each Portfolio may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objectives, policies and restrictions as the Portfolio.

The percentage limitations contained in these fundamental and non-fundamental limitations apply at the time of purchase of securities. A later change in percentage resulting from changes in the value of a Portfolio's assets or in total or net assets of the Portfolio will not be considered a violation of the restriction and the sale of securities will not be required unless otherwise noted or required. The foregoing does not apply to borrowings. Future portfolios of the Fund may adopt different limitations.

The investment policies, limitations or practices of the Portfolios may not apply during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, political or other conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions or increased governmental intervention in the markets or industries. During such periods, a Portfolio may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Adviser's fiduciary duties to Fund shareholders. In no instance may the Adviser or the Fund receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third-parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

In order to comply with amendments to Rule 2a-7, information concerning the Fund's portfolio holdings, as well as its daily weighted average portfolio maturity and weighted average life, is posted on its public website no later than five business days after the end of each month. It is also the current policy of the Fund to post this information on its website on a weekly basis. Also, the Fund files portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The SEC makes Form N-MFP filings publicly available on its website two months after the filing and a link to the SEC filing is posted on the Fund's website.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semi-annual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Fund also makes its complete portfolio holdings available weekly on its website, at least two business days following the end of the prior week. In addition, prospective investors generally may obtain holdings information if they enter into an agreement or undertaking to keep the information confidential.

The Fund may make selective disclosure of non-public portfolio holdings information pursuant to certain exemptions set forth in the Policy. Third-parties eligible for exemptions under the Policy and therefore eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities or related derivative securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third-party pursuant to an exemption unless and until the third-party recipient has entered into a non-disclosure agreement with the Fund and the arrangement has been reviewed and approved, as set forth in the Policy and discussed below. In addition, persons who owe a duty of trust or confidence to the Fund or the Adviser may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year-end and on an as-needed basis), (ii) counsel to the Fund (on an as-needed basis), (iii) counsel to the independent Trustees (on an as-needed basis) and (iv) members of the Board of Trustees (on an as-needed basis). Subject to the terms and conditions of any agreement between the Adviser or the Fund and the third-party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Fund may discuss or otherwise disclose performance attribution analyses for a particular portfolio (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information.

The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)
State Street Bank and Trust Company(*)	Complete portfolio holdings	As needed	(2)
BlackRock Financial Management Inc.(*)	Complete portfolio holdings	Daily basis	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Monthly basis	Approximately six business days after month end
Consultants and Analysts
Royal Bank of Canada(*)	Complete portfolio holdings	As needed	(2)
SEI Trust Company(*)	Complete portfolio holdings	As needed	(2)
Portfolio Analytics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day

(*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)  This information will also be provided upon request from time to time.

Further, certain entities such as municipalities, which may not be authorized to enter into a non-disclosure agreement, may enter into an undertaking to keep any nonpublic holdings information confidential.

All disclosures of non-public portfolio holdings information made to third-parties pursuant to the exemptions set forth in the Policy must be reviewed by Morgan Stanley Investment Management's ("MSIM") Legal and Compliance Division and approved by the head of the Liquidity Business of MSIM. Disclosures made to third-parties in connection with (i) broker-dealer interest lists; (ii) shareholder in-kind distributions; (iii) attribution analyses; or (iv) transition managers are pre-approved for purposes of the Policy. In addition, the following categories of third-parties that may receive non-public portfolio holdings information are also pre-approved provided that they enter into non-disclosure agreements (as discussed above): (i) fund rating agencies; (ii) information exchange subscribers; (iii) consultants and analysts (including defined benefit and defined contribution plan sponsors, and variable annuity providers); (iv) portfolio analytics providers; and (v) service providers.

The Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) at the next regularly scheduled meeting: (i) any material information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption; and (ii) any new non-disclosure agreements entered into during the reporting period. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

PURCHASE OF SHARES

The name of the Portfolio requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser and its affiliates, and (b) other investors with whom the Adviser wishes to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.

The Portfolios declare dividends daily and, therefore, at the time of a purchase, must have funds immediately available for investment. As a result, you must pay for shares of each Portfolio with Federal funds (monies credited to the Portfolio's custodian by a Federal Reserve Bank).

Investors purchasing and redeeming shares of the Portfolio through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary's services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Institutional Class Shares but does pay compensation in connection with other share classes.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and the Distributor will provide written confirmation of transactions initiated by telephone.

REDEMPTION OF SHARES

Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) or any period (i) during which the New York Stock Exchange ("NYSE") is closed other than customary week-end and holiday closings or (ii) during which trading on the New York Stock Exchange is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the net asset value ("NAV") of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of a Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by the Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized certain brokers to receive on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order in proper form. In other words, orders will be priced at the NAV next computed after such orders are received in proper form by an authorized broker or the broker's authorized designee.

SHAREHOLDER SERVICES

Transfer of Shares

Shareholders may transfer shares of the Portfolios to another person by written request to Shareholder Services at Morgan Stanley Institutional Liquidity Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES

For the purpose of calculating each Portfolio's NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price each Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of each Portfolio's per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, each Portfolio must maintain a dollar-weighted average Portfolio maturity of 60 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Board has established procedures reasonably designed, taking into account current market conditions and each Portfolio's investment objective, to stabilize the NAV per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a NAV per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

An "NRSRO" is a nationally recognized statistical rating organization. At the time a Portfolio acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) (i) in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs; or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

In the unlikely event that the Fund's Board of Trustees are to determine pursuant to Rule 2a-7 that the extent of the deviation between a Portfolio's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause a Portfolio to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act.

If the Trustees determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

MANAGEMENT OF THE FUND

Board of Trustees

General. The Board of Trustees of the Fund oversees the management of the Fund, but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Adviser to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

Trustees and Officers. The Board of the Fund consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP. Nine Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other Trustee (the "Interested Trustee") is affiliated with the Adviser.

Board Structure and Oversight Function. The Board's leadership structure features an Independent Trustee serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings.

The Board of Trustees operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the Fund and Fund shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Fund's activities and associated risks. The Board of Trustees has established five standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee. The Audit Committee, the Governance Committee and the Closed-End Fund Committee are comprised exclusively of Independent Trustees. Each committee charter governs the scope of the committee's responsibilities with respect to the oversight of the Fund. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption "Independent Trustees and the Committees."

The Portfolios are subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Trustees oversees these risks as part of its broader oversight of the Fund's affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to the Portfolios. In addition, appropriate personnel, including but not limited to the Fund's Chief Compliance Officer, members of the Fund's administration and accounting teams, representatives from the Fund's independent registered public accounting firm, the Fund's Treasurer, portfolio management personnel and independent valuation and brokerage evaluation service providers, make regular reports regarding the Fund's activities and related risks to the Board of Trustees and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly derivatives activity and risk reports and discussions with members of the risk teams relating to each asset class. The Board's committee structure allows separate committees to focus on different aspects of risk and the potential impact of these risks on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Fund officers also communicate with the Trustees regarding material exceptions and items relevant to the Board's risk oversight function. The Board recognizes that it is not possible to identify all of the risks that may affect the Portfolios, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect the Portfolios. Moreover, the Board recognizes that it may be necessary for the Portfolios to bear certain risks (such as investment risk) to achieve its investment objective.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Fund and engages in discussions with appropriate parties relating to the Fund's operations and related risks.

Management Information

Independent Trustees. The Fund seeks as Trustees individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Trustee was and continues to be qualified to serve as Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of the Fund. In addition, the Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Information about the Fund's Governance Committee and Board of Trustees nomination process is provided below under the caption "Independent Trustees and the Committees."

The Trustees of the Fund, their ages, addresses, positions held, lengths of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Trustee (as of December 31, 2013) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an investment adviser that is an affiliate of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP (the "Morgan Stanley AIP Funds")) (collectively, the "Morgan Stanley Funds").

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Frank L. Bowman (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

98

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the U.S. Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a Member of the CNA Military Advisory Board; Chairman of the charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Michael Bozic (73) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor and a member of the advisory board of American Road Group LLC (retail) (since June 2000); Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000); Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				100	Trustee and member of the Hillsdale College Board of Trustees.
Kathleen A. Dennis (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub- Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various non-profit organizations.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Dr. Manuel H. Johnson (65) c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991- September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).
Joseph J. Kearns (71) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Michael F. Klein (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital, LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				98	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (77) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	100	None.
W. Allen Reed (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub- Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Temple-Inland Industries (packaging and forest products), Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Fergus Reid (81) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	101	Through December 31, 2012, Trustee and Director of certain investment companies in the JP Morgan Fund complex managed by JP Morgan Investment Management Inc.

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee**
James F. Higgins (66) One New York Plaza New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	99

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

*  Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The executive officers of the Fund, their ages, addresses, positions held, lengths of time served and their principal business occupations during the past five years are shown below.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (51) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2010

President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Chief Operating Officer of Traditional Asset Management, including Long-Only, Alternative Investment Partners and Global Liquidity (since February 2013); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of the Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Stefanie V. Chang Yu (47) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014). Formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Francis J. Smith (48) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).
Joseph C. Benedetti (48) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014). Formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Mary E. Mullin (46) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

*  Each officer serves an indefinite term, until his or her successor is elected.

In addition, the following individuals who are officers of the Adviser or who are officers of its affiliates serve as assistant secretaries of the Fund: Joanne Antico, Daniel E. Burton and Edward J. Meehan.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2013, is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2013)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2013)
Independent:
Frank L. Bowman(1)	None	over $100,000
Michael Bozic	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	over $100,000*	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed(1)	None	over $100,000
Fergus Reid(1)	None	over $100,000
Interested:
James F. Higgins	None	$1 - $10,000

*  Held in the Money Market Portfolio.

(1)  Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Morgan Stanley Funds (or portfolio thereof) that are offered as investment options under the plan.

As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities of an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Board has five committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee. Three of the Independent Trustees serve as members of the Audit Committee, three Independent Trustees serve as members of the Governance Committee, four Trustees, including three Independent Trustees, serve as members of the Compliance and Insurance Committee and all of the Trustees serve as members of the Investment Committee and three Independent Trustees serve as members of the Closed-End Fund Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and reviewing the valuation process. The Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael F. Klein, Michael E. Nugent and W. Allen Reed. None of the members of the Fund's Audit Committee is an "interested person," as defined under the 1940 Act, of the Fund (with such disinterested Trustees being "Independent Trustees" or individually, an "Independent Trustee"). Each Independent Trustee is also "independent" from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund's Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Governance Committee is Fergus Reid.

The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each Independent Trustee (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Trustees shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Fund and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. The Compliance and Insurance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund's Investment Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed-income and alternatives. The Sub-Committees and their members are as follows:

(1)  Equity—W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)  Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)  Money Market and Alternatives—Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

The Board formed the Closed-End Fund Committee to consider a range of issues unique to closed-end funds. The Closed-End Fund Committee consists of Michael E. Nugent, W. Allen Reed and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Closed-End Fund Committee is Michael E. Nugent.

During the Fund's fiscal year ended October 31, 2013, the Board of Trustees held the following meetings:

Board of Trustees	7
Committee/SubCommittee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	1
Investment Committee	5
Equity Sub-Committee	5
Fixed Income Sub-Committee	5
Money Market and Alternatives Sub-Committee	5
Closed-End Fund Committee	4

Experience, Qualifications and Attributes

The Board has concluded, based on each Trustee's experience, qualifications and attributes that each Board member should serve as a Trustee. Following is a brief summary of the information that led to and/or supports this conclusion.

Mr. Bowman has experience in a variety of business and financial matters through his prior service as a Director or Trustee for various other funds in the Fund Complex, where he serves as Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee and as a Director of BP p.l.c. and Naval and Nuclear Technologies LLC. Mr. Bowman also serves as a Director for the Armed Services YMCA of the USA, the U.S. Naval Submarine League, the American Shipbuilding Suppliers Association and as Chairman of the charity J Street Cup Golf. Mr. Bowman serves as a Trustee of the Fairhaven United Methodist Church. Mr. Bowman is also a member of the National Securities Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board. Mr. Bowman retired as an Admiral in the U.S. Navy after serving over 38 years on active duty including eight years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004). Additionally, Mr. Bowman served as the U.S. Navy's Chief of Naval Personnel (1994-1996), where he was responsible for the planning and programming of all manpower, personnel, training and education resources for the U.S. Navy, and on the Joint Staff as Director of Political Military Affairs (1992-1994). In addition, Mr. Bowman served as President and Chief Executive Officer of the Nuclear Energy Institute. Mr. Bowman has received such distinctions as a knighthood as Honorary Knight Commander of the Most Excellent Order of the British Empire and the Officier de l'Orde National du Mérite from the French Government and was elected to the National Academy of Engineering (2009). He is President of the consulting firm Strategic Decisions, LLC.

With over 20 years of experience on the boards and in senior management of such companies as Kmart Corporation, Levitz Furniture Corporation, Hills Department Stores and Sears Merchandise Group of Sears,

Roebuck & Co., where Mr. Bozic also served as Chief Executive Officer of the Merchandise Group, and with nearly 20 years of experience as a Director or Trustee of certain other funds in the Fund Complex, Mr. Bozic has experience with a variety of financial, management, regulatory and operational issues as well as experience with marketing and distribution. Mr. Bozic has served as the Chairperson of the Compliance and Insurance Committee since 2006.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Director or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Director of Victory Capital Management.

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for over 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Mr. Kearns gained extensive experience regarding accounting through his experience on the Audit Committees of the boards of other funds in the Funds Complex, including serving as either Chairperson or Deputy Chairperson of the Audit Committee for nearly 20 years, and through his position as Chief Financial Officer of the J. Paul Getty Trust. He also has experience in financial, accounting, investment and regulatory matters through his position as President and founder of Kearns & Associates LLC, a financial consulting company. Mr. Kearns also serves as a Director of Electro Rent Corporation and The Ford Family Foundation. The Board has determined that Mr. Kearns is an "audit committee financial expert" as defined by the SEC.

Through his prior positions as a Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President and a Trustee of Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director and Co-Chief Executive Officer of Aetos Capital, LLC, Co-President of Aetos Alternatives Management, LLC and as Director of certain investment funds managed or sponsored by Aetos Capital, LLC. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Mr. Nugent has extensive experience with financial, accounting, investment and regulatory matters through his over 20 years of service on the boards of various funds in the Fund Complex, including time as the Chairperson of the Insurance Committee Chairperson of the Closed-End Fund Committee and Chairman of the Morgan Stanley Funds. Mr. Nugent also has experience as a former General Partner in Triumph Capital, L.P.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a Director of iShares, Inc. and his service as Trustee and Director of other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his position as Trustee of Legg Mason, Inc. and prior position as President and CEO of General Motors Asset Management.

Mr. Reid has served on a number of mutual fund boards, including as a Trustee and Director of certain investment companies in the JPMorgan Funds complex and as a Trustee or Director of other funds in the Fund Complex. Therefore, Mr. Reid is experienced with financial, accounting, investment and regulatory matters, enabling him to provide management input and investment guidance to the Board.

Mr. Higgins has over 30 years of experience in the financial services industry. Mr. Higgins has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters due to his experience on the boards of other funds in the Fund Complex. Mr. Higgins also previously served on the boards of other companies in the financial services industry, including AXA Financial, Inc. and AXA Equitable Life Insurance Company.

The Trustees' principal occupations during the past five years or more are shown in the above tables.

Advantages of Having the Same Individuals as Trustees for the Morgan Stanley Funds. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Morgan Stanley Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the funds' service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Funds.

Trustee and Officer Indemnification. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Shareholder Communications. Shareholders may send communications to the Fund's Board of Trustees. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

Compensation

Effective January 1, 2014, each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $230,000 for serving as a Trustee of the Morgan Stanley Funds. Prior to January 1, 2014, each Trustee (except for the Chairperson of the Boards) received an annual retainer fee of $220,000 for serving as a Trustee of the Morgan Stanley Funds.

The Chairperson of the Audit Committee receives an additional annual retainer fee of $78,750 and the Investment Committee Chairperson receives an additional annual retainer fee of $63,000. Other Committee and Sub-Committee Chairpersons (except for the Chairperson of the Closed-End Fund Committee) receive an additional annual retainer fee of $31,500. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Morgan Stanley Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $460,000 ($440,000 prior to January 1, 2014) for his services as Chairperson of the Boards of the Morgan Stanley Funds and for administrative services provided to each Board.

The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as Trustee.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar unfunded Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to each of the Fund's Trustees from the Fund for the fiscal year ended October 31, 2013 and the aggregate compensation payable to each of the funds' Trustees by the Fund Complex (which includes all of the Morgan Stanley Funds) for the calendar year ended December 31, 2013.

COMPENSATION(1)

Name of Independent Trustee:	Aggregate Compensation From the Fund(2)	Total Compensation From Fund and Fund Complex Paid to Trustee(3)
Frank L. Bowman	$115,201	$251,500
Michael Bozic	113,116	251,500
Kathleen A. Dennis	115,201	251,500
Manuel H. Johnson	127,276	283,000
Joseph J. Kearns(3)	134,358	339,000
Michael F. Klein	115,201	251,500
Michael E. Nugent	197,852	440,000
W. Allen Reed(2)(3)	88,415	188,625
Fergus Reid(3)	113,116	281,750
Name of Interested Trustee:
James F. Higgins	99,208	220,000

(1)  Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chairperson of the Boards or a Chairperson of a Committee or Sub-Committee.

(2)  The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year. The following Trustee deferred compensation from the Fund during the fiscal year ended October 31, 2013: Mr. Reed $88,415.

(3)  The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2013 before deferral by the Trustee under the DC Plan. As of December 31, 2013, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Reed and Reid pursuant to the deferred compensation plans was $616,245, $1,379,775 and $739,593, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Morgan Stanley Funds (the "Adopting Funds"), not including the Fund, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31,

2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2013, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds	Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds
Michael Bozic(2)	$(12,584)	$43,940
Manuel H. Johnson	30,205	64,338
Michael E. Nugent(2)	(9,647)	57,539

(1)  Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

(2)  Messrs. Bozic's and Nugent's retirement benefits accrued as Fund expenses are negative because their retirement dates have been extended and therefore these expenses have been overaccrued.

ADVISER

The Adviser is a wholly owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The principal offices of Morgan Stanley are located at 1585 Broadway, New York, NY 10036, and the principal offices of the Adviser are located at 522 Fifth Avenue, New York, NY 10036. As of December 31, 2013, the Adviser, together with its affiliated asset management companies, had approximately $373 billion in assets under management or supervision.

The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the control and supervision of the Fund's Board of Trustees, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for each Portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

Morgan Stanley Investment Inc., as the Adviser and Administrator, has agreed to reduce its advisory fee, its administration fee and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.70% and 0.35% of their average daily net assets, respectively. In determining the actual amount of fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser and Administrator exclude from total annual portfolio operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). If these expenses were included, each Portfolio's total annual portfolio operating expenses after fee waivers and/or reimbursements would exceed the percentage limits stated above. These fee waivers and expense reimbursements will continue for at least one year or until such time as the Funds Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate. The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. Furthermore, the Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The following table reflects for each Portfolio (i) the advisory fee paid; and (ii) the advisory fee waived and/or affiliated rebates for each of the past three fiscal years ended October 31, 2011, 2012 and 2013.

	Advisory Fees Paid (After Fee Waivers and/or Affiliated Rebates)						Advisory Fees Waived			Affiliated Rebates
Portfolio	2011 (000)		2012 (000)		2013 (000)		2011 (000)	2012 (000)	2013 (000)	2011 (000)	2012 (000)	2013 (000)
Money Market Portfolio	$3,135		$2,556		$2,575		$2,048	$1,527	$1,699	—	—	—
Prime Portfolio	15,791		17,843		23,529		8,744	8,648	11,435	—	—	—
Government Portfolio	4,700		7,037		4,427		5,394	10,326	23,535	—	—	—
Government Securities Portfolio	167		—	*	—	*	712	631	322	—	—	—
Treasury Portfolio	2,116		2,962		1,719		5,739	6,626	10,541	—	—	—
Treasury Securities Portfolio	—	*	—	*	396		543	4,464	4,262	—	—	—
Tax-Exempt Portfolio	1,451		979		365		1,093	1,003	731	—	$4	$2

*  Advisory fees waived during period.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

The Agreement continues for successive one year periods only if each renewal is specifically approved by an in-person vote of the Fund's Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Portfolio. If the holders of a Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by a Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon ninety (90) days' written notice to the Fund.

Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to MSIM.

A copy of MSIM's Proxy Voting Policy ("Proxy Policy") is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/liquidity. The Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.

PRINCIPAL UNDERWRITER

Morgan Stanley Distribution, Inc., an indirect wholly-owned subsidiary of Morgan Stanley, with its principal office at 522 Fifth Avenue, New York, NY 10036, distributes the shares of the Fund. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

SERVICE AND DISTRIBUTION OF SHARES

Administration Plans

The Fund has entered into an Administration Plan with respect to its Institutional Select Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Institutional Select Class Shares, is authorized to pay the Distributor a monthly administration fee of 0.05% of each Portfolio's average daily net assets of Institutional Select Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for providing the following services: processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; receiving and transmitting funds representing the purchase price or redemption proceeds of such shares; and forwarding shareholder communications such as prospectus updates, proxies and shareholder reports.

For the fiscal year ended October 31, 2013, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Institutional Select Class paid $9,656, $154,309, $180, $0, $62, $2 and $3, respectively, to compensate the Distributor pursuant to the Institutional Select Class Administration Plan and reflect a waiver of $1, $2,093, $145,852, $599, $103,005, $249 and $48, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

The Fund also has entered into an Administration Plan with respect to its Investor Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Investor Class Shares, is authorized to pay the Distributor a monthly administration fee of 0.10% of each Portfolio's average daily net assets of Investor Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for making available the following services: (a) acting, or arranging for another party to act, as recordholder and nominee of all shares of such class beneficially owned by shareholders of the Fund; (b) providing sub-accounting with respect to shares of such class of a Portfolio beneficially owned by shareholders or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to shares of such class owned by each shareholder; (c) processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; (d) providing periodic statements to each shareholder showing account balances and transactions during the relevant period; and (e) processing dividend payments.

For the fiscal year ended October 31, 2013, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Investor Class paid $1,689, $699, $13, $0, $0, $0 and $3, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan and reflect a waiver of $241, $171, $22,376, $99, $1,682, $590 and $103, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

The Fund has entered into an Administration Plan with respect to its Administrative Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Administrative Class Shares, is authorized to pay the Distributor a monthly administration fee which shall not exceed during any one year 0.15% of the average daily net assets of

Administrative Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Administrative Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Administrative Class Shares will be assessed for making available the following shareholder administration services: (f) receiving, tabulating and transmitting proxies; (g) responding to shareholder inquiries relating to such class of shares or these services; and (h) providing sweep services ("Sweep Services") which may include: (i) providing the necessary computer hardware and software which links the service organization to an account management system; (ii) providing software that aggregates a shareholder's orders and establishes an order to purchase or redeem shares of a Portfolio based on established target levels for the shareholder's demand deposit accounts; (iii) providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

For the fiscal year ended October 31, 2013, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Administrative Class paid $93, $402, $21, $0, $2, $1 and $47, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan and reflect a waiver of $57, $769, $26,937, $150, $1,750, $149 and $103, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Service Organizations include institutions that (i) act directly or indirectly as nominees and recordholders of shares of each class for their respective customers who are or may become beneficial owners of such shares; (ii) provide services to other Service Organizations intended to facilitate or improve a Service Organization's services to shareholders of the Fund with respect to the Portfolios; and/or (iii) perform certain account administration services with respect to the shareholders pursuant to agreements between the Fund, on behalf of the respective class of each Portfolio, and such Service Organizations.

Service and Shareholder Administration Plan

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Advisory Class Shares, is authorized to pay the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Advisory Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Advisory Class Shares will be assessed for providing some or all of the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available some or all of the following shareholder services: (i) providing facilities to answer inquiries and respond to correspondence with shareholders of the Fund and other investors about the status of their accounts or about other aspects of the Fund or the applicable Portfolio; (j) acting as liaison between shareholders and the Fund, including obtaining information from the Fund and assisting the Fund in correcting errors and resolving problems; (k) assisting shareholders of the Fund in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization; and (l) displaying and making prospectuses available to existing shareholders on the Service Organization's premises.

For the fiscal year ended October 31, 2013, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $1,371, $42,139, $259, $0, $184, $0 and $227, respectively, to compensate the Distributor pursuant to the Advisory Class Service and Shareholder Administration Plan and reflect a waiver of $2,581, $142,372, $577,422, $248, $487,960, $248 and $19,580, respectively. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

Shareholder Service Plans

The Fund has entered into a Shareholder Service Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing personal and account maintenance services and administrative services to shareholders. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Such service fee is assessed as follows: an initial 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available some or all of the services listed in (i) through (l) above.

For the fiscal year ended October 31, 2013, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $1,178, $2,005, $0, $0, $0, $0 and $202, respectively, to compensate the Distributor pursuant to the Participant Class Shareholder Service Plan and reflect a waiver of $6,225, $12,185, $250, $250, $300, $250 and $34,289, respectively. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly service fee which shall be assessed at an annual rate of 0.05% of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Share Class.

For the fiscal year ended October 31, 2013, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $18,757, $313, $0, $0, $132, $109 and $5,630, respectively, to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan and reflect a waiver of $6,933, $257, $10,342, $4,714, $145,138, $80,807 and $166,086, respectively. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

Distribution Plans

The Fund has also entered into a Distribution Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Distribution related services for which the Distributor or a Service Organization may be compensated include any activities or expenses primarily intended to result in the sale of Participant Class shares, including, but not limited to: distribution of sales literature and advertising materials and compensation to broker/dealers who sell Participant Class shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer to shareholders in connection with the sale of Participant Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell shares. The Fund, on behalf of the Participant Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

For the fiscal year ended October 31, 2013, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Participant Class paid $1,178, $2,005, $0, $0, $0,

$0 and $202, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan and reflect a waiver of $6,225, $12,185, $250, $250, $299, $250 and $34,289, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Finally, the Fund has entered into a Distribution Plan with respect to its Cash Management Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly distribution fee which shall not exceed during any one year 0.10% (which is assessed annually) of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to amendments approved by the Board effective June 14, 2010, the 12b-1 distribution fee was 0.25%. Distribution related services for which the Distributor may be compensated include any activities or expenses primarily intended to result in the sale of Cash Management Class Shares including, but not limited to, printing and distribution of sales literature and advertising materials, and compensation to broker/dealers who sell Cash Management Class Shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer in connection with the sale of Cash Management Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell Shares. The Fund, on behalf of the Cash Management Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

For the fiscal year ended October 31, 2013, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Cash Management Class paid $37,514, $627, $0, $0, $264, $218 and $11,260, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan and reflect a waiver of $13,867, $515, $20,684, $9,428, $290,277, $161,613 and $332,171, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Adviser, Morgan Stanley & Co. LLC, Morgan Stanley Smith Barney LLC or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of a Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

Continuance of each Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not "interested persons" of the Fund within the meaning of the 1940 Act. The Plans require that quarterly written reports of amounts spent under each respective Plan and the purposes of such expenditures be furnished to and review by Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the Plans will require approval by a majority of the Trustees of the Fund and of the Trustees who are not "interested persons" of the Fund.

Revenue Sharing

The Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to certain affiliated entities of the Adviser and the Distributor ("Affiliated Entities") and to certain unaffiliated brokers, dealers, and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries") in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Affiliated Entities and other Intermediaries for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Affiliated Entity or other Intermediary, granting the Distributor access to the Affiliated Entity's or Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of the Affiliated Entity's or Intermediary's financial personnel, furnishing marketing support, maintaining share balances, and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Affiliated Entity's or Intermediary's customers (which could include current or aged assets of the Portfolios), a Portfolio's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Affiliated Entities and Intermediaries.

With respect to the Affiliated Entities and other Intermediaries, these payments, which are paid in accordance with the applicable compensation structure, currently include an ongoing annual fee in an amount up to 0.10% of the total average monthly NAV of shares of the Portfolios held in the applicable accounts.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such Intermediaries, and/or their financial advisers or other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which an Affiliated Entity or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Affiliated Entity or Intermediary as to its compensation.

FUND ADMINISTRATION

The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Trustees of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that the Adviser, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

For the fiscal years ended October 31, 2011, 2012 and 2013, the Fund paid the following administrative fees;

	Administrative Fees Paid(1)
Portfolio	2011 (000)	2012 (000)	2013 (000)
Money Market Portfolio	$1,728	$1,361	$1,425
Prime Portfolio	8,178	8,830	11,655
Government Portfolio	3,365	5,788	8,619	(2)
Government Securities Portfolio	293	210	96	(2)
Treasury Portfolio	2,618	3,196	3,348	(2)
Treasury Securities Portfolio	181	1,488	1,303	(2)
Tax-Exempt Portfolio	848	662	332	(2)

(1)  The figures in this table do not include certain out-of-pocket expenses of the Administrator that were reimbursed by the Fund.

(2)  For the fiscal year ended October 31, 2013, the administration fees paid reflect waivers of approximately $702,000, $11,000, $739,000, $250,000 and $34,000 for the Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios, respectively.

Sub-Administrator. Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the administrative fee the Administrator receives from the Fund. The Administrator supervises and monitors the administrative and accounting services provided by State Street. Their services are also subject to the supervision of the officers and Board of Trustees of the Fund.

OTHER SERVICE PROVIDERS

Custodian. State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $250,000 are unprotected by federal deposit insurance. These balance may, at times, be substantial.

Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, MA 02169-0953, serves as the Fund's Transfer Agent and Dividend Disbursing Agent.

Co-Transfer Agent. Morgan Stanley Services Company, Inc. ("MSSCI"), 522 Fifth Avenue, New York, New York 10036, is a registered transfer agent and operates the Fund's call center. In connection therewith, MSSCI performs certain transfer agency services related to processing and relaying purchase and redemption orders to BFDS, the Fund's Transfer Agent. MSSCI does not receive any direct compensation from the Fund for providing the call center or the related transfer agency services.

Independent Registered Public Accounting Firm. Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5021, serves as independent registered public accounting firm for the Fund and audits the annual financial statements of the Portfolios of the Fund.

Fund Counsel. Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036, acts as the Fund's legal counsel.

BROKERAGE TRANSACTIONS

Brokerage Selection

The policy of the Fund regarding purchases and sales of securities for its Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of investment companies for which it acts as investment adviser. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement to always seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage research services.

In seeking to implement the Portfolios' policies, the Adviser effects transactions with those broker-dealers that the Adviser believes provide prompt execution of orders in an effective manner at the most favorable prices. The Adviser may place portfolio transactions with those broker-dealers that also furnish research and other services to the Fund or the Adviser. Services provided may include certain research services (as described below) as well as effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

The Adviser and its affiliated investment advisers have established commission sharing arrangements under a commission management program (the "Commission Management Program" or "CMP"), pursuant to which execution and research costs or a portion of those costs are decoupled in accordance with applicable laws, rules and regulations. Under the CMP, the Adviser and its affiliated investment advisers select approved equity brokers (which include the Adviser's affiliates) for execution services, and after accumulation of commissions with such brokers, the Adviser and/or its affiliated investment advisers instruct these approved equity brokers to pay for eligible research provided by any executing brokers or third-party research providers on MSIM's and its affiliated investment advisers' Approved Research Provider List, which are selected independently by a Research Services Committee of the Adviser and its affiliated investment advisers. Generally, the Adviser and its affiliated investment advisers will direct the approved equity broker to record research credits based upon a previously agreed-upon allocation and will periodically instruct the approved equity broker to direct specified dollar amounts from that pool to pay for eligible research services provided by third-party research providers and executing brokers. The research credits are pooled among the Adviser and its affiliated investment advisers and allocated on behalf of both the Adviser and its affiliated investment advisers. Likewise, the research services obtained under the CMP are shared among the Adviser and its affiliated investment advisers.

Selection of approved equity brokers for execution is based on three main criteria: access to liquidity, provision of capital and quality of execution. Under the CMP, each approved equity broker is responsible for the payment of fees for research services and obtains the research services pursuant to written agreements between the approved equity broker and the third-party research provider.

For those costs not decoupled, but retained by broker-dealers, the Adviser also effects transactions with brokers which directly pay for research services provided by those brokers in accordance with Section 28(e) of the Exchange Act. Such transactions include equity transactions and may include fixed-income transactions effected on an agency basis.

Transactions involving client accounts managed by two or more affiliated investment advisers may be aggregated and executed using the services of broker-dealers that provide third-party benefits/research so long as: (i) all client accounts involved in the transaction benefit from one or more of the services offered by such broker-dealer; and (ii) each affiliated investment adviser has approved the use of such broker-dealer and the services provided thereby.

The research services received include those of the nature described above and other services which aid the Adviser in fulfilling its investment decision-making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Where a particular item has both research and non-research related uses (such as proxy services where both research services and services relating to the administration of the proxy itself are provided), the Adviser will make a reasonable allocation of the cost of the item between research and non-research uses and will only pay for the portion of the cost allocated to research uses with client brokerage transactions. Commissions paid to brokers providing research services may be higher than those charged by brokers not providing such services.

The Adviser and its affiliated investment advisers make a good faith determination of the value of research services in accordance with Section 28(e) of the Exchange Act, UK Financial Conduct Authority and Prudential Regulation Authority Rules and other relevant regulatory requirements.

Certain investment professionals and other employees of the Adviser are also officers of affiliated investment advisers and may provide investment advisory services to clients of such affiliated investment advisers. The Adviser's personnel also provide research and trading support to personnel of certain affiliated investment advisers. Research related costs may be shared by affiliated investment advisers and may benefit the clients of such affiliated investment advisers. Research services that benefit the Adviser may be received in connection with commissions generated by clients of its affiliated investment advisers. Similarly, research services received in connection with commissions generated by the Adviser's clients may benefit affiliated investment advisers and their clients. Moreover, research services provided by broker-dealers through which the Adviser effects transactions for a particular account may be used by the Adviser and/or an affiliated investment adviser in servicing its other accounts and not all such research services may be used for the benefit of the particular client, which pays the brokerage commission giving rise to the receipt of such research services.

The Adviser and certain of its affiliates currently serve as an investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser, and its affiliates, to cause purchase and sale transactions (including transactions in certain initial and secondary public offerings) to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

Pursuant to orders issued by the SEC, the Fund is permitted to engage in principal transactions, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with the Fund's Adviser.

During the fiscal year ended October 31, 2011, the Fund, on behalf of the Prime Portfolio, effected principal transactions with Morgan Stanley & Co. LLC. During the fiscal year ended October 31, 2012, the Fund, on behalf of the Money Market Portfolio, the Prime Portfolio and the Tax-Exempt Portfolio, effected principal transactions with Morgan Stanley & Co. LLC. During the fiscal year ended October 31, 2013, the Fund, on behalf of the Money Market Portfolio, the Prime Portfolio, the Government Portfolio and the Treasury Securities Portfolio, effected principal transactions with Morgan Stanley & Co. LLC.

Commissions Paid

During the fiscal years ended October 31, 2011, 2012 and 2013, the Fund did not pay any commissions or concessions and did not pay any brokerage commissions to an affiliated broker or dealer.

Regular Broker-dealers

During the fiscal year ended October 31, 2013, the Portfolios purchased securities issued by the following issuers, which were among the ten brokers or ten dealers that executed transactions for or with the Fund or the Portfolio in the largest dollar amounts during the period:

Portfolio	Issuer
Money Market	Bank of Montreal
Bank of New York
Deutsche Bank Financial LLC
JP Morgan Chase Bank NA
Lloyds Bank PLC
State Street Bank
Prime	Bank of New York
Deutsche Bank Financial LLC
JP Morgan Chase Bank NA
Lloyds Bank PLC
Rabobank USA Financial Corp
State Street Bank
US Bankcorp
Government	None
Government Securities	None
Treasury	None
Treasury Securities	None
Tax-Exempt	JP Morgan Chase Bank NA
RBC Capital Markets
Wells Fargo & Company

At October 31, 2013, the Portfolios held securities issued by such brokers or dealers with the following market values:

Portfolio	Regular Broker-Dealer	Approximate Market Value at October 31, 2013
Money Market	State Street Bank	$40,000,000
	Deutsche Bank Financial LLC	36,248,000
	Bank of Montreal	28,000,000
	JP Morgan Chase Bank NA	25,000,000
Prime	Rabobank USA Financial Corp	1,118,500,000
	State Street Bank	495,000,000
	JP Morgan Chase Bank NA	420,000,000
	Deutsche Bank Financial LLC	302,827,000
Tax-Exempt	JP Morgan Chase Bank NA	12,000,000
	RBC Capital Markets	5,000,000

GENERAL INFORMATION

Fund History

Morgan Stanley Institutional Liquidity Funds is an open-end, management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003 and amended as of July 25, 2005. Effective December 13, 2010, the Fund's Service Class was renamed the Institutional Select Class.

Description of Shares and Voting Rights

The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Portfolio are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class bear expenses related to compensating service organizations who provide personal and account maintenance services and administrative services to shareholders and distribution related services to the Fund, as the case may be (see "Service and Distribution of Shares").

The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional portfolios or classes of shares other than as set forth in the Prospectuses.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to the Fund's shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

Dividends and Distributions

The Fund's policy is to distribute substantially all of the Portfolios' net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically reinvested in additional shares of the Portfolios at NAV (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing that either the income option (income dividends in cash and capital gains distributions in additional shares at NAV) or the cash option (both income dividends and capital gain distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

The Portfolios and any other portfolios which the Fund may establish from time to time are treated as separate entities (and hence, as separate "regulated investment companies") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors and may generally not be offset (for federal income tax purposes) by any net capital losses of another Portfolio.

Special Considerations for the Portfolios. The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholders activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

Shareholders of record are those shareholders who have submitted a purchase order prior to the following times for each Portfolio and who have submitted payment for their shares prior to the close of Fed wire that day: for the Money Market Portfolio, Prime Portfolio, Government Portfolio and Treasury Portfolio—5.00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. Shareholders who redeem prior to such respective times are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Portfolio was open for business. Net realized short-term capital gains, if any, of the Portfolios will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolios do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

TAX CONSIDERATIONS

The Portfolios and any other portfolios which the Fund may establish from time to time each is or will each be treated as a separate entity for federal income tax purposes and intend to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Portfolio will not be subject to federal income tax to the extent it distributes its net investment company taxable income, net tax-exempt interest income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

The Portfolios intend to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the Portfolios generally expect to distribute an amount at least equal to the sum of (i) 98% of its calendar year (taking into account certain deferrals and elections) ordinary income, (ii) 98.2% of its capital gain net income for the one-year period ending October 31st of that year, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income including, but not limited to, dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. In addition, (i) the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt interest income and 90% of its investment company taxable income; and (ii) at the close of each quarter of the Portfolio's taxable year, the Portfolio must diversify its assets, including a requirement that (a) at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities with limitations, and (b) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in the same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers or in securities of certain "qualified publicly traded partnerships." Net income derived from an interest in a "qualified publicly traded partnership," as defined in the Code, will be treated as qualifying income. If a Portfolio fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits.

Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.

The Fund may be required to withhold U.S. federal income tax (currently, at the rate of 28%) of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this backup withholding requirement, you must certify on your Account Registration Form that your social security number or taxpayer identification number is correct, and that you are not subject to backup withholding.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares. With respect to taxable years of regulated investment companies beginning before January 1, 2014 (or a later date if extended by U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, a Portfolio may designate all, some or none of the Portfolio's potentially eligible dividends as exempt. Additionally, there can be no assurance as to whether or not legislation will be enacted to extend this exemption.

Effective July 1, 2014, a Portfolio is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Portfolios to enable the Portfolios to determine whether withholding is required.

Although income received on direct U.S. Government obligations is taxable at the federal level, when received by a shareholder such income may be exempt from state tax, depending on the state. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax-exempt in their particular states.

Dividends paid to shareholders of the Tax-Exempt Portfolio that are derived from municipal bond interest are expected to be designated as exempt-interest dividends that are generally excluded from gross income for tax purposes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Portfolio is not deductible to the extent it is deemed related to the Portfolio's distributions of tax-exempt interest. In addition, for certain corporations, federal alternative minimum taxable income is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all municipal securities, and therefore a distribution by this Portfolio that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings. Tax-exempt distributions received from this Portfolio are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of these Funds. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if held for twelve months or less. Under current law, the maximum rate on long-term capital gains available to non-corporate shareholders generally is 15 or 20%, depending on whether the shareholder's income exceeds certain threshold amounts. If shares held for six months or less are sold or redeemed for a loss, a special rule applies. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount of cash received (or the fair market value of any property received) and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances, a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Portfolio, followed by the purchase of shares in the second Portfolio. If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and receives securities that are considered substantially identical to that Portfolio's shares or reinvests in that Portfolio's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct capital losses may be subject to other limitations under the Code.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2014, the following persons or entities own, of record or beneficially, 5% or more of the shares of any Class of the following Portfolio's outstanding shares:

INSTITUTIONAL CLASS

Portfolio	Name and Address	% of Class
Money Market	State Street Bank and Trust Co. c/o Cash Sweep FBO Morgan Stanley Funds 1776 Heritage Drive North Quincy, MA 02171-2119	38.27%
Money Market	Morgan Stanley & Co. LLC Customer Segregated Account 1.20 One New York Plaza 7th Floor New York, NY 10004-1901	13.37%
Money Market	Argus Health Systems Inc. General Depository c/o DST Systems Inc. 333 W 11th Street Kansas City, MO 64105-1773	8.59%
Money Market	Morgan Stanley & Co. Inc. FBO 038036208 201 Harborside Financial Ctr Plaza III Floor 2 Jersey City, NJ 07311	6.35%
Prime	Hare & Co. Stif Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	16.02%
Prime	Ministries Complex Block 3 2nd Fl P.O. Box 64 Safat, Kuwait 13001	6.24%
Government	Hare & Co. Stif Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	17.37%
Government	Amgen Inc. One Amgen Center Dr Newbury Park, CA 91320-1799	7.86%
Government	Merrill Lynch Pierce Fenner & Smith Inc. 200 N College Street Fl 3 NC1-004-03-06 Charlotte, NC 28202-2191	5.48%
Government Securities	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	48.99%
Government Securities	Royal Alliance Associates Inc. 2300 Windy Ridge Parkway Ste 1100 Atlanta, GA 30339-5665	25.78%

Portfolio	Name and Address	% of Class
Government Securities	Sagepoint Financial Inc 2300 Windy Ridge Parkway Ste 1100 Atlanta, GA 30339-5665	17.89%
Government Securities	FSG Securities Corporation 2300 Windy Ridge Parkway Ste 1100 Atlanta, GA 30339-5665	5.01%
Treasury	Hare & Co. Stif Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	13.33%
Treasury	Hare & Co. 2 111 Saunders Creek Pkwy East Syracuse, NY 13057-1382	12.59%
Treasury	Securities Finance Tr Co. As Agent FBO California Public EE Ret Sys 175 Federal Street 11th Floor Boston, MA 02110-2276	9.35%
Treasury	Citibank NA As Agent for DAIS Clients 388 Greenwich St Fl 7 New York, NY 10013-2375	7.74%
Treasury	Compaq Cayman Islands Vision Company Hewlett-Packard Global E-Business PL Grundwaldski 23 Wroclaw 50-365 Poland	5.14%
Treasury Securities	State Street Bank As Agent For the Morgan Stanley Retail Funds Two Avenue de Lafayetta LCC/3S Boston, MA 02111-1712	17.16%
Treasury Securities	Hare & Co. Stif Dept 111 Saunders Creek Pkwy East Syracuse, NY 13057-1382	11.20%
Treasury Securities	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	9.79%
Treasury Securities	Morgan Stanley & Co. Inc. FBO 038CDAG64 201 Harborside Financial Ctr Plaza III Floor 2 Jersey City, NJ 07311	8.06%
Treasury Securities	Merrill Lynch Pierce Fenner & Smith Inc. 200 N College Street Fl 3 NC1-004-03-06 Charlotte, NC 28202-2191	7.98%
Treasury Securities	Citibank NA FBO 799357 480 Washington Blvd Fl 30 Jersey City, NJ 07310-2053	7.29%

Portfolio	Name and Address	% of Class
Treasury Securities	Compaq Cayman Islands Vision Company Hewlett-Packard Global E-Business PL Grundwaldski 23 Wroclaw 50-365 Poland	5.61%
Tax-Exempt	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	52.75%
Tax-Exempt	Morgan Stanley & Co. Inc. FBO 038CDAG64 201 Harborside Financial Ctr Plaza III Floor 2 Jersey City, NJ 07311	23.65%
Tax-Exempt	SEI Private Trust Co. c/o Suntrust Bank ID 866 One Freedom Valley Drive Oaks, Pa 19456-9989	19.50%

INSTITUTIONAL SELECT CLASS

Portfolio	Name and Address	% of Class
Money Market	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	99.99%
Prime	US Bank NA Money Center For The Benefit Of Its Customers 777 E Wisconsin Ave Milwaukee, WI 53202-5300	61.97%
Prime	UMB Bank NA Custodian For Phoenix Omnibus Account 928 Grand Blvd Ms 1010405 P.O. Box 419260 Kansas City, MO 64141-6260	21.89%
Prime	MBS Textbook Exchange Inc P.O. Box 637 Columbia, MO 65205-0637	7.29%
Government	US Bank NA Money Center For The Benefit Of Its Customers 777 E Wisconsin Ave Milwaukee, WI 53202-5300	34.30%
Government	US Bank NA FBO Cache Matrix P.O. Box 1787 Milwaukee, WI 53201-1787	27.19%
Government	Band & Co. c/o US Bank Corporate Trust 1555 N. Rivercenter Dr Ste 302 Milwaukee, WI 53211-3958	22.67%

Portfolio	Name and Address	% of Class
Government	Wells Fargo Securities LLC 1525 West Wt Harris Blvd. Bldg. 1B1 Charlotte, NC 28262-8522	5.94%
Government	US Bank NA Money Center for the Benefit Of Its Customers 777 E Wisconsin Ave Milwaukee, WI 53202-5300	5.44%
Government Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Treasury	Band & Co. c/o US Bank Corporate Trust 1555 N Rivercenter Dr Suite 302 Milwaukee, WI 53212-3958	68.58%
Treasury	US Bank NA Money Center For The Benefit Of Its Customers 777 E Wisconsin Ave Milwaukee, WI 53202-5300	27.63%
Treasury Securities	US Bank NA Money Center for the Benefit Of Its Customers 777 E Wisconsin Ave Milwaukee, WI 53202-5300	99.67%
Tax-Exempt	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%

INVESTOR CLASS

Portfolio	Name and Address	% of Class
Money Market	National Specialty Insurance Company P.O. Box 24622 Fort Worth, TX 76124-1622	56.74%
Money Market	Taylor Forge Engineered System Inc. 208 N Iron Street Paola, KS 66071-1207	43.20%
Prime	Special Account For The Exclusive Benefit of Customers of PNC Capital Markets LLC 116 Allegheny Center P8-YB35-02-8 Pittsburgh, PA 15212	99.38%
Government	PFS Holding Company 1055 Broadway 11th Floor Kansas City, MO 64105-1575	60.29%
Government	Wells Fargo Securities LLC 1525 West W T Harris Blvd Bldg 1B1 Charlotte, NC 28262-8522	39.63%
Government Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Treasury	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%

Portfolio	Name and Address	% of Class
Treasury Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Tax-Exempt	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%

ADMINISTRATIVE CLASS

Portfolio	Name and Address	% of Class
Money Market	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Prime	Fly Acquisition II Limited Cash Collateral AC USD FLL 120.5 4th Fl Bock 2 West Pierdun Laoghaire, Dublin	53.34%
Prime	Fly Acquisition II Limited Security Reserve AC FLL 120.4 4th Fl Bock 2 West Pierdun Laoghaire, Dublin	26.33%
Prime	Fly Acquisition II Limited Collections AC FLL 120.1 4th Fl Bock 2 West Pierdun Laoghaire, Dublin	19.15%
Government	The Bank Of New York TR Camden County Municipal Utilities Authority 385 Rifle Camp Rd 3rd Fl West Paterson, NJ 07424-3200	69.47%
Government	The Bank Of New York As TTEE To The Camden County Municipal Utilities Authority 385 Rifle Camp Rd 3rd Fl West Paterson, NJ 07424-3200	30.22%
Government Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Treasury	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	99.87%
Treasury Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Tax-Exempt	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%

ADVISORY CLASS

Portfolio	Name and Address	% of Class
Money Market	Saturn & Co. 1200 Crown Colony Dr Quincy, MA 02169-0938	95.33%
Prime	Citibank NA FBO Hardee's Funding LLC Series 2013-1 Senior Notes Interest 480 Washington Blvd 30th Fl Jersey City, NJ 07310-2053	32.10%
Prime	Citibank FBO 799361 480 Washington Blvd 30th Fl Jersey City, NJ 07310-2053	18.73%
Prime	Citibank NA FBO Navistar Financial Dealer Note Master Owner Trust II, Interest Deposit 480 Washington Blvd 30th Fl Jersey City, NJ 07310-2053	10.96%
Prime	Citibank NA FBO Hardee's Funding LLC Series 2013-1 Senior Notes Principal Payment 480 Washington Blvd 30th Fl Jersey City, NJ 07310-2053	10.54%
Prime	Midland Loan Services Inc. A Div of PNC Bank National Assoc 10851 Mastin Street Suite 300 Overland Park, KS 66210-1690	13.34%
Prime	Citibank NA FBO Navistar Financial Dealer Note Master Owner Trust II, Spread 480 Washington Blvd 30th Fl Jersey City, NJ 07310-2053	8.87%
Government	Wells Fargo Securities LLC 1525 West Wt Harris Blvd Bldg 1B1 Charlotte, NC 28262-8522	38.97%
Government	Hare & Co. Stif Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	31.00%
Government	Citibank FBO Skyway Debt Service Reserve 111 Wall Street 15th Floor New York, NY 10043-1000	23.19%
Government	Citibank FBO Skyway Works 2 Reserve 111 Wall Street 15th Floor New York, NY 10043-1000	5.73%

Portfolio	Name and Address	% of Class
Government Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Treasury	Hare & Co. 2 111 Saunders Creek Pkwy East Syracuse, NY 13057-1382	94.54%
Treasury	BMO Harris Bank NA 111 W Monroe St Fl 9E Chicago, IL 60603-4096	5.46%
Treasury Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Tax-Exempt	PNC Bank NA As Agent and/Or TTEE for Fannie Mae and PYMT of Various Mortgagors Respectively- Tax-Exempt Reserves 10851 Mastin Street Suite 300 Overland Park, KS 66210-1690	99.90%

PARTICIPANT CLASS

Portfolio	Name and Address	% of Class
Money Market	Saturn & Co. 1200 Crown Colony Dr Quincy, MA 02169-0938	98.80%
Prime	Midland Loan Services Inc. A Div of PNC Bank National Assoc 10851 Mastin Street Suite 300 Overland Park, KS 66210-1690	49.76%
Prime	SGS/ Analytical Esc Citibank NA 111 Wall Street Fl 15 New York, NY 10005-3501	20.13%
Prime	Citibank NA FBO SGS/MSI 480 Washington Blvd 30th Fl Jersey City, NJ 07310-2053	14.45%
Prime	Citibank NA FBO SGS/Herguth SGS North America Inc. 2201 Route 17 North Rutherford, NJ 07070	10.30%
Prime	Citibank NA FBO SGS/E&S Engineering SGS North America Inc. 2201 Route 17 North Rutherford, NJ 07070	5.37%
Government	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%

Portfolio	Name and Address	% of Class
Government Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Treasury	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	66.30%
Treasury	Willard Presbyterian Church Leo Day Memorial Fund 800 S State Hwy Ab Willard, MO 65781-9711	33.70%
Treasury Securities	Morgan Stanley Investment Management 485 Lexington Ave Fl 14 New York, NY 10017-2643	100%
Tax-Exempt	Berkeley Point Capital LLC As TTEE For Freddie Mac Principal Reserve One Beacon Street 14th Fl Boston, MA 02108-3106	79.59%
Tax-Exempt	Berkeley Point Capital LLC As Agent Ttee And/Or Bailee For Fannie Mae And/Or Pymts Of Var Mortgagors And/Or Var Own Of Int In Mtg Bk S One Beacon Street 14th Fl Boston, MA 02108-3106	12.58%
Tax-Exempt	Berkeley Point Capital LLC As TTEE For Freddie Mac Interest Rate Cap One Beacon Street 14th Fl Boston, MA 02108-3106	7.44%

CASH MANAGEMENT CLASS

Portfolio	Name and Address	% of Class
Money Market	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	99.88%
Prime	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	99.82%
Government	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	99.86%
Government Securities	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	100%
Treasury	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	100%
Treasury Securities	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	100%
Tax-Exempt	Morgan Stanley Smith Barney LLC 1300 Thames St Baltimore, MD 21231-3496	99.95%

The persons listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios. As of the date of this SAI, the aggregate number of shares of beneficial interest of the Portfolios owned by the Fund's officers and Trustees as a group was less than 1% of each Portfolio's shares of beneficial interest outstanding.

The percentage ownership of shares of beneficial interest of each Portfolio changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.

PERFORMANCE INFORMATION

Calculation of Yield

The tables below describe the current yields of each class of the Portfolios for the 7-day period ended October 31, 2013 and the effective yields of the Portfolios for the 7-day period ended October 31, 2013.

	Subsidized Yields
	Current Yield 7-Day Period Ended October 31, 2013	Effective Yield 7-Day Period Ended October 31, 2013
Money Market Portfolio
Institutional Class	0.06%	0.06%
Institutional Select Class	0.02%	0.02%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%
Prime Portfolio
Institutional Class	0.05%	0.05%
Institutional Select Class	0.01%	0.01%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%
Government Portfolio
Institutional Class	0.04%	0.04%
Institutional Select Class	0.04%	0.04%
Investor Class	0.04%	0.04%
Administrative Class	0.04%	0.04%
Advisory Class	0.04%	0.04%
Participant Class	0.04%	0.04%
Cash Management Class	0.04%	0.04%
Government Securities Portfolio
Institutional Class	0.01%	0.01%
Institutional Select Class	0.01%	0.01%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%

	Subsidized Yields
	Current Yield 7-Day Period Ended October 31, 2013	Effective Yield 7-Day Period Ended October 31, 2013
Treasury Portfolio
Institutional Class	0.03%	0.03%
Institutional Select Class	0.03%	0.03%
Investor Class	0.03%	0.03%
Administrative Class	0.03%	0.03%
Advisory Class	0.03%	0.03%
Participant Class	0.03%	0.03%
Cash Management Class	0.03%	0.03%
Treasury Securities Portfolio
Institutional Class	0.01%	0.01%
Institutional Select Class	0.01%	0.01%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%
Tax-Exempt Portfolio
Institutional Class	0.01%	0.01%
Institutional Select Class	0.01%	0.01%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%
	Non-Subsidized Yields
	Current Yield 7-Day Period Ended October 31, 2013	Effective Yield 7-Day Period Ended October 31, 2013
Money Market Portfolio
Institutional Class	0.00%	0.00%
Institutional Select Class	-0.05%	-0.05%
Investor Class	-0.10%	-0.10%
Administrative Class	-0.15%	-0.15%
Advisory Class	-0.25%	-0.25%
Participant Class	-0.50%	-0.50%
Cash Management Class	-0.15%	-0.15%
Prime Portfolio
Institutional Class	0.00%	0.00%
Institutional Select Class	-0.05%	-0.05%
Investor Class	-0.10%	-0.10%
Administrative Class	-0.15%	-0.15%
Advisory Class	-0.25%	-0.25%
Participant Class	-0.50%	-0.50%
Cash Management Class	-0.15%	-0.15%
Government Portfolio
Institutional Class	-0.13%	-0.13%
Institutional Select Class	-0.18%	-0.18%
Investor Class	-0.23%	-0.23%
Administrative Class	-0.28%	-0.28%
Advisory Class	-0.38%	-0.38%
Participant Class	-0.63%	-0.63%
Cash Management Class	-0.28%	-0.28%

	Non-Subsidized Yields
	Current Yield 7-Day Period Ended October 31, 2013	Effective Yield 7-Day Period Ended October 31, 2013
Government Securities Portfolio
Institutional Class	-0.54%	-0.54%
Institutional Select Class	-0.59%	-0.59%
Investor Class	-0.64%	-0.64%
Administrative Class	-0.69%	-0.69%
Advisory Class	-0.79%	-0.79%
Participant Class	-1.04%	-1.03%
Cash Management Class	-0.69%	-0.69%
Treasury Portfolio
Institutional Class	-0.16%	-0.16%
Institutional Select Class	-0.21%	-0.21%
Investor Class	-0.26%	-0.26%
Administrative Class	-0.31%	-0.31%
Advisory Class	-0.41%	-0.41%
Participant Class	-0.66%	-0.66%
Cash Management Class	-0.31%	-0.31%
Treasury Securities Portfolio
Institutional Class	-0.15%	-0.15%
Institutional Select Class	-0.20%	-0.20%
Investor Class	-0.25%	-0.25%
Administrative Class	-0.30%	-0.30%
Advisory Class	-0.40%	-0.40%
Participant Class	-0.65%	-0.65%
Cash Management Class	-0.30%	-0.30%
Tax-Exempt Portfolio
Institutional Class	-0.26%	-0.26%
Institutional Select Class	-0.31%	-0.31%
Investor Class	-0.36%	-0.36%
Administrative Class	-0.41%	-0.41%
Advisory Class	-0.51%	-0.51%
Participant Class	-0.76%	-0.76%
Cash Management Class	-0.41%	-0.41%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Taxable Equivalent Yields

Joint Return		Single Return		Federal Income Tax	Taxable Equivalent Rates Based on Tax-Exempt Yield of:
From	To	From	To	Brackets	3%	4%	5%	6%	7%	8%	9%	10%	11%
$—	$17,850	$—	$8,925	10.00%	3.33%	4.44%	5.56%	6.67%	7.78%	8.89%	10.00%	11.11%	12.22%
$17,850	$72,500	$8,925	$36,250	15.00%	3.53%	4.71%	5.88%	7.06%	8.24%	9.41%	10.59%	11.76%	12.94%
$72,500	$146,400	$36,250	$87,850	25.00%	4.00%	5.33%	6.67%	8.00%	9.33%	10.67%	12.00%	13.33%	14.67%
$146,400	$223,050	$87,850	$183,250	28.00%	4.17%	5.56%	6.94%	8.33%	9.72%	11.11%	12.50%	13.89%	15.28%
$223,050	$398,350	$183,250	$398,350	33.00%	4.48%	5.97%	7.46%	8.96%	10.45%	11.94%	13.43%	14.93%	16.42%
$398,350	$450,000	$398,350	$400,000	35.00%	4.62%	6.15%	7.69%	9.23%	10.77%	12.31%	13.85%	15.38%	16.92%
over	$450,000	over	$400,000	39.60%	4.97%	6.62%	8.28%	9.93%	11.59%	13.25%	14.90%	16.56%	18.21%

Note:  Net amount subject to 2013 Federal Income Tax after deductions and exemptions, not indexed for 2012 income tax rates.

The tables below describe the taxable equivalent yields and the taxable equivalent effective yields of each class of the Tax-Exempt Portfolio for the seven days ended October 31, 2013, assuming the same tax rate.

	Taxable Equivalent Yield	Taxable Equivalent Effective Yield
	7-Day Period Ended October 31, 2013	7-Day Period Ended October 31, 2013
Tax-Exempt Portfolio
Institutional Class	0.02%	0.02%
Institutional Select Class	0.02%	0.02%
Investor Class	0.02%	0.02%
Administrative Class	0.02%	0.02%
Advisory Class	0.02%	0.02%
Participant Class	0.02%	0.02%
Cash Management Class	0.02%	0.02%

FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal year ended October 31, 2013, including notes thereto, and the report of Ernst & Young LLP, an independent registered public accounting firm, are herein incorporated by reference to the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this SAI.

APPENDIX A

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited and Private Investment Partners Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In addition to voting proxies at portfolio companies, MSIM routinely engages with the management or board of companies in which we invest on a range of governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we believe we can make a positive impact on the governance structure. MSIM's engagement process, through private communication with companies, allows us to understand the governance structure at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services—ISS Governance Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies—Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•  Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.

•  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.  Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

a.  We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.  We consider withholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

i.  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

ii.  We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.  Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation/remuneration, nominating/governance or audit committee.

d.  We consider withholding support or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.  We consider withholding support from or voting against nominees if, in our view, there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.  We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.  In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also consider voting against the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.  We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.  We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.  We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve no more than two outside boards given the level of time commitment required in their primary job.

2.  Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.  Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.  Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.  Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.  Proxy access: We consider on a case-by-case basis shareholder proposals on particular procedures for inclusion of shareholder nominees in company proxy statements.

7.  Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.  Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to "declassify" the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the U.S., we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.  Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.  Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the U.S., we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any other evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.  Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment...

12.  Proposals to limit directors' liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C. Statutory Auditor Boards

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate Transactions and Proxy Fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in Capital Structure.

1.  We generally support the following:

•  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•  U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•  U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•  Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market, we usually follow Association of British Insurers' ("ABI") guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•  Management proposals to effect stock splits.

•  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.  We generally oppose the following (notwithstanding management support):

•  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.  Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.  Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.  Shareholder right to call meetings: We consider proposals to enhance a shareholder's right to call a special meeting on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the rights of holders of 10% or more of shares to call special meetings, unless the board or state law has a set policy or law establishing such rights at a threshold that we believe to be acceptable.

4.  Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.  Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.  Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.  Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

G. Auditors.

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.  We generally support the following:

•  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provision.

•  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

•  Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.  We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.  In the U.S. context, we generally vote against shareholder proposals requiring shareholder approval of all severance agreements but we generally support proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus). We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.  Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.  We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs

6.  We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.  Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8.  Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

I. Social, Political and Environmental Issues. Shareholders in the U.S. and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate, social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that, if implemented, would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee. Other MSIM Funds invest in unaffiliated funds. If an unaffiliated underlying fund has a shareholder meeting and the MSIM Fund owns more than 25% of the voting shares of the underlying fund, the MSIM Fund will vote its shares in the unaffiliated underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least quarterly and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying "split votes" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:

1.  The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.  The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.  If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.  If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

3.  If the Research Providers' recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director and at least two portfolio managers (preferably members of the Committee) as approved by the Committee. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP and Private Investment Partners Inc. ("AIP"): (i) closed-end funds registered under the Investment Company Act of 1940, as amended, (ii) separate accounts and (iii) unregistered funds.

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team or the Private Equity Real Estate Fund of Funds investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.  Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.  Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Ratified by the Morgan Stanley Funds Board on October 2-3, 2013.

APPENDIX B — DESCRIPTION OF RATINGS

I.  Excerpts from Moody's Investors Service, Inc.'s Corporate Bond Ratings:

Aaa: Judged to be of the highest quality with minimal credit risk;

Aa: judged to be of high quality and are subject to very low credit risk;

A: judged to be upper-medium grade obligations, subject to low credit risk;

Baa: judged to be medium-grade obligations and subject to moderate credit risk and as such may possess certain speculative characteristics;

Ba: judged to be speculative and are subject to substantial credit risk;

B: considered speculative and are subject to high credit risk;

Caa: judged to be of poor standing and are subject to very high credit risk;

Ca: highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest;

C: the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

II.  Excerpts from Standard & Poor's Rating Group's Corporate Bond Ratings:

AAA: Highest rating assigned for an obligation; obligor's capacity to meet its financial commitment on the obligation is extremely strong;

AA: obligation differs from the highest-rated obligations only to a small degree; obligor's capacity to meet its financial commitment on the obligation is very strong;

A: obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; obligor's capacity to meet its financial commitment on the obligation is still strong;

BBB: obligation exhibits adequate protection parameters; adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation;

BB, B, CCC, CC, C: obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions;

BB: obligation is less vulnerable to nonpayment than other speculative issues; it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation;

B: obligation is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation;

CCC: obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation; in the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation;

CC: obligation is currently highly vulnerable to nonpayment; default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default;

C: currently highly vulnerable to nonpayment,and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher;

D: obligation is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made within five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

III.  Excerpts from Fitch, Inc.'s Corporate Bond Ratings:

AAA: Highest credit quality; denotes the lowest expectation of credit risk; assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality; denotes expectations of very low credit risk; indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality; denotes expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality; indicates that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB: Speculative; indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments. Securities rated in this category are not investment grade.

B: Highly speculative; indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk; default is a real possibility.

CC: Very high levels of credit risk; default of some kind appears probable.

C: Exceptionally high levels of credit risk; default is imminent or inevitable, or the issuer is in standstill.

RD: Indicates an issuer that in Fitch's opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

D: Indicates an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-Term rating category or to categories below CCC.

IV.  Excerpts from Moody's Investors Service, Inc.'s Preferred Stock Ratings:

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue which is rated baa is considered to be medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

V.  Excerpts from Standard & Poor's Rating Group's Preferred Stock Ratings:

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

VI.  Excerpts from Fitch, Inc's Preferred Stock Ratings:

AAA: These preferred stocks are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for payment of financial commitments, which is unlikely to be adversely affected by foreseeable events.

AA: These preferred stocks are considered to be investment grade and of very high credit quality. The obligor's capacity for payment of financial commitments is very strong and is not significantly vulnerable to foreseeable events.

A: These preferred stocks are considered to be investment grade and of high credit quality. The obligor's capacity for payment of financial commitments is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than preferred stocks with higher ratings.

BBB: These preferred stocks are considered to be investment grade and of good credit quality. The obligor's capacity for payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity.

BB: These preferred stocks are considered speculative and have an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time. However, business or financial flexibility exists which supports the servicing of financial commitments.

B: These preferred stocks are considered highly speculative. While preferred in this class are currently meeting financial commitments, the capacity for continued timely payment is vulnerable to deterioration in the business and economic environment.

CCC: These preferred stocks are considered to have substantial credit risk. Default is a real possibility.

CC: These preferred stocks are considered to have very high levels of credit risk. Default of some kind appears probable.

C: These preferred stocks are considered to have exceptionally high levels of credit risk. Default is imminent or inevitable. or the issuer is in standstill.

D: Default indicates an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

"Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-Term rating category, or to categories below CCC.

Morgan Stanley Institutional Liquidity Funds

PART C: OTHER INFORMATION

Post-Effective Amendment No. 17

ITEM 28.	EXHIBITS

(a)(1)

Declaration of Trust of the Registrant, dated February 13, 2003, is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(2)

Amendment, dated July 25, 2005, to the Declaration of Trust of the Registrant, is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 7 to the Registration on Form N-1A, filed on February 28, 2008.

(3)

Instrument Establishing and Designating Additional Class of Shares (with respect to the Cash Management Class), dated April 28, 2005, is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 28, 2008.

(4)

Amendment, dated December 13, 2010, to the Declaration of Trust of the Registrant (redesignating the Service Class as the Institutional Select Class), is incorporated herein by reference to Exhibit (a)(4) to Post Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 2011.

(b)

Amended and Restated By-Laws of the Registrant, dated October 23, 2003, is incorporated herein by reference to Exhibit (b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 31, 2003.

(c)	None.

(d)

Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated October 23, 2003, is incorporated herein by reference to Exhibit (d)(1) to Post Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(e)

Distribution Agreement, dated April 29, 2005, between the Registrant and Morgan Stanley & Co. Incorporated, is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(f)	Not applicable.

(g)

Custody Agreement, dated March 7, 2008, between the Registrant and State Street Bank and Trust, is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of The Universal Institutional Funds, Inc., filed on December 17, 2013.

(h) (1)

Administration Agreement, dated October 23, 2003, between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(2)

Form of Call Center and Transfer Agency Services Agreement, dated July 1, 2013, to the Administration Agreement, dated October 23, 2003, between the Registrant and Morgan Stanley Investment Management Inc., is filed herewith.

(3)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated as of April 1, 2013, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Morgan Stanley Liquid Asset Fund Inc., filed on December 23, 2013.

(4)

Form of Amendment, dated as of July 1, 2013, to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated as of April 1, 2013, is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley European Equity Fund Inc., filed on February 28, 2014.

(i) (1)

Opinion of Clifford Chance US LLP, dated July 26, 2005, is incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

(2)

Opinion of Dechert LLP, Massachusetts counsel, dated July 26, 2005, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

(3)	Consent of Dechert LLP, filed herewith.

(4)	Not applicable.

(j)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(k)	Not applicable.

(l)

Investment Letter of Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (l) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(m) (1)

Amended and Restated Administration Plan adopted by the Institutional Select Class, dated December 13, 2010, is incorporated herein by reference to Exhibit (m)(1) to Post Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 2011.

(2)

Administration Plan adopted by the Administrative Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(3)

Service and Shareholder Administration Plan adopted by the Advisory Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(4)

Administration Plan adopted by the Investor Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(5)

Shareholder Service Plan adopted by the Participant Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(6)

Shareholder Service Plan adopted by the Cash Management Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(7)

Amended and Restated Plan of Distribution, dated February 6, 2006, with respect to the Participant Class, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(8)

Amended and Restated Distribution Plan, dated June 14, 2010, with respect to the Cash Management Class, is incorporated herein by reference to Exhibit (m)(8) to Post Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 2011.

(n)

Multiple Class Plan pursuant to Rule 18f-3, effective as of October 23, 2003, as amended December 13, 2010, is incorporated herein by reference to Exhibit (n) to Post Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 2011.

(o)	Not applicable.

(p) (1)

Code of Ethics for Morgan Stanley Investment Management, dated September 16, 2013, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 27, 2013.

(2)

Code of Ethics of the Morgan Stanley Funds, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(q)

Powers of Attorney of Trustees, dated December 10, 2013, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on January 9, 2014.

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ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30.	INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust and paragraph 8 of the Registrant’s Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Manager, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his

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position. However, in no event will the Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed below serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Inc. is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management Inc. serve as directors, officers or employees:

Morgan Stanley Investment Management Inc.

Morgan Stanley Distribution, Inc.

Morgan Stanley Services Company Inc.

522 Fifth Avenue, New York, NY 10036

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Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

NAME AND POSITION WITH MORGAN STANLEY INVESTMENT MANAGEMENT	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION

Gregory J. Fleming Managing Director and President	Chairman, Chief Executive Officer and President of Morgan Stanley Smith Barney LLC.

Christopher O’Dell Managing Director and Secretary	Managing Director and Secretary of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Secretary of other entities affiliated with the Adviser.

Stefanie V. Chang Yu Managing Director and Chief Compliance Officer	Chief Compliance Officer of the Morgan Stanley Funds.

Jeffrey Gelfand Managing Director and Chief Financial Officer	Chief Financial Officer and Treasurer of Morgan Stanley Distribution, Inc., Chief Financial Officer of Morgan Stanley Services Company Inc. and Morgan Stanley Smith Barney LLC.

Mary Alice Dunne Managing Director and Director

Arthur Lev Managing Director and Director	Managing Director of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.

James Janover Managing Director and Director

Kevin Klingert Managing Director and Director	Managing Director and Director of Morgan Stanley Services Company Inc.

Karen Cassidy Managing Director and Treasurer	Treasurer of other entities affiliated with the Adviser.

John Chiota Executive Director and Chief Anti-Money Laundering Officer	Anti-Money Laundering Officer of other entities affiliated with the Adviser.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

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In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or subadviser to several other registered investment companies.

ITEM 32.	PRINCIPAL UNDERWITERS

(a) Morgan Stanley Distribution, Inc. acts as the distributor for the following investment companies:

(1) Active Assets California Tax-Free Trust

(2) Active Assets Government Securities Trust

(3) Active Assets Institutional Government Securities Trust

(4) Active Assets Institutional Money Trust

(5) Active Assets Money Trust

(6) Active Assets Tax-Free Trust

(7) AIP Series Trust

(8) Morgan Stanley California Tax-Free Daily Income Trust

(9) Morgan Stanley European Equity Fund Inc.

(10) Morgan Stanley Focus Growth Fund

(11) Morgan Stanley Global Fixed Income Opportunities Fund

(12) Morgan Stanley Global Infrastructure Fund

(13) Morgan Stanley Institutional Fund, Inc.

(14) Morgan Stanley Institutional Fund Trust

(15) Morgan Stanley Limited Duration U.S. Government Trust

(16) Morgan Stanley Liquid Asset Fund Inc.

(17) Morgan Stanley Mortgage Securities Trust

(18) Morgan Stanley Multi Cap Growth Trust

(19) Morgan Stanley New York Municipal Money Market Trust

(20) Morgan Stanley Select Dimensions Investment Series

(21) Morgan Stanley Tax-Free Daily Income Trust

(22) Morgan Stanley U.S. Government Money Market Trust

(23) Morgan Stanley U.S. Government Securities Trust

(24) Morgan Stanley Variable Investment Series

(25) The Universal Institutional Funds, Inc.

(b) The following information is given regarding directors and officers of Morgan Stanley Distribution, Inc.. The principal address of Morgan Stanley Distribution, Inc. and each director, officer and partner listed below is 522 Fifth Avenue, New York, NY 10036.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH MORGAN STANLEY DISTRIBUTION, INC.	POSITIONS AND OFFICES WITH THE FUND
Henry Kaplan	President and Director	None
Frederick McMullen	Director	None
Maureen O’Toole	Director	None
Jeffrey Gelfand	Chief Financial Officer and Treasurer	None
Christopher O’Dell	Secretary	None
Keraya Jefferson	Chief Compliance Officer	None
John Chiota	Chief Anti-Money Laundering Officer	None
Sergio Lupetin	Financial and Operations Principal	None

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ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

(records relating to its function as custodian and sub-administrator)

Boston Financial Data Services, Inc.

200 Crown Colony Drive

Quincy, Massachusetts 02169-0953

(records relating to its functions as transfer agent and dividend disbursing agent)

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(records relating to its function as investment adviser and administrator)

ITEM 34.	MANAGEMENT SERVICES

Not applicable.

ITEM 35.	UNDERTAKINGS

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of February 2014.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

By:	/s/ KEVIN KLINGERT
Kevin Klingert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

(1) Principal Executive Officer	President and Principal Executive Officer	February 28, 2014

/s/ KEVIN KLINGERT
Kevin Klingert

(2) Principal Financial Officer	Principal Financial Officer	February 28, 2014

/s/ FRANCIS J. SMITH
Francis J. Smith

(3) Majority of the Trustees

James F. Higgins

/s/ MARY E. MULLIN		February 28, 2014
By: Mary E. Mullin
Attorney-In-Fact

Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent (Chairman)
Manuel H. Johnson	W. Allen Reed
Fergus Reid
/s/ CARL FRISCHLING		February 28, 2014
By: Carl Frischling
Attorney-In-Fact

EXHIBIT INDEX

(h)(2) Form of Call Center and Transfer Agency Services Agreement to the Administration Agreement between the Registrant and Morgan Stanley Investment Management Inc.

(i)(3) Consent of Dechert LLP.

(j) Consent of Independent Registered Public Accounting Firm.